--------------------------------------------------------------------------------
                         Registration No.  33-80195
                                           811-9142

                                                      Filed October 21, 1997
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                       ----
    Pre-Effective Amendment No.
                                                            -----
    Post-Effective Amendment No. 6                            X
                                  and/or                    -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
    ACT OF 1940
                                                            -----
    Amendment No. 6                                           X
                                                            -----

                          -------------------------------

                          THE NAVELLIER PERFORMANCE FUNDS
                           One East Liberty, Third Floor
                                 Reno, Nevada 89501
                                   1-800-887-8671

                                 Agent for Service:
                                 SAMUEL KORNHAUSER
                          155 Jackson Street, Suite 1807
                         San Francisco, California 94111

It is proposed that this filing will become effective (check appropriate box)
    -- immediately upon filing pursuant to Rule 485 paragraph (b)(1)(vii)
    -- 60 days after filing pursuant to paragraph (a)(1)
    -- on (date) pursuant to paragraph (a)(1)
     x 75 days after filing pursuant to paragraph (a)(2)
    -- on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and that the Rule 24f-2 Notice for Registrant's fiscal year 1997 will be filed on or before February 28, 1998.

Page 1 of     pages sequentially numbered.
          ---

                           THE NAVELLIER PERFORMANCE FUNDS

                                       CONTENTS

This Registration Statement on Form N-1A consists of the following:

    1.   Facing Sheet
    2.   Contents
    3.   Cross-Reference Sheet
    4.   Part A -  Prospectus for all shares of The Navellier Performance Funds
    5.   Part B -  Statement of Additional Information for all shares of The
                   Navellier Performance Funds
    6.   Part C -  Other Information
    7.   Signature Sheet
    8.   Exhibits

                                CROSS-REFERENCE SHEET

                                        PART A
                                        ------

FORM N-1A ITEM NUMBER                  PROSPECTUS CAPTION
---------------------                  ------------------

1.  Cover Page                         Cover Page

2.  Synopsis                           Summary of Fund Expenses

3.  Condensed Financial Information    Condensed Financial Information -
                                       Financial Highlights

4.  General Description of Registrant  Investment Objectives and Policies,
                                       General Information, Risk Considerations

5.  Management of Registrant           Management of the Fund

5A. Management's Discussion of Fund    Financial Highlights; Performance
      Performance

6.  Capital Stock and Other Securities General Information

7.  Purchases of Securities            Management of the Fund
      Being Offered
                                       How to Buy Shares

                                       Dividend Reinvestment

                                       Distribution Fees

8.  Redemption or Repurchase           How to Redeem Shares

9.  Legal Proceedings                  N/A

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


FORM N-1A ITEM NUMBER
---------------------

10.  Cover Page                              Cover Page

11.  Table of Contents                       Table of Contents

12.  General Information and History         N/A

13.  Investment Objectives and Policies      Investment Objective and Policies
                                             Investment Restrictions

14.  Management of the Fund                  Management

15.  Control Persons and Principal           Management
       Holders of Securities

16.  Investment Advisory                     Management of the Fund
       and Other Services                    Management

                                             Distribution Plan

                                             Other Information

17.  Brokerage Allocation and                Portfolio Transactions
       Other Practices                       Management of the Fund

18.  Capital Stock and Other                 General Information
       Securities

19.  Purchase, Redemption and Pricing        How to Buy Shares
       of Securities Being Offered           Net Asset Value

20.  Tax Statutes                            Dividends, Distributions, and Taxes

21.  Underwriters                            Management
                                             Distribution Plan

22.  Calculation of Performance Data         Performance Information

23.  Financial Statements                    Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                         THE NAVELLIER PERFORMANCE FUNDS

     The Navellier Performance Funds (the "Fund") is an open-end management investment company which offers its shares in a series of no load non-diversified and diversified portfolios. The Fund is presently offering its shares in seven Portfolios: The Navellier Aggressive Growth Portfolio ("Aggressive Growth") - a non-diversified open-end management company portfolio (See p. __); The Navellier Mid Cap Growth Portfolio ("Mid Cap Growth"), a diversified open-end management company portfolio investing in mid cap growth securities (See p. __); The Navellier Aggressive Small Cap Portfolio ("Aggressive Small Cap"), a diversified open-end management company portfolio investing in small cap growth securities (See p. __); The Navellier Small Cap Value Portfolio ("Small Cap Value"), a diversified, open-end management company portfolio investing in small cap value securities (See p. __); The Navellier Large Cap Growth Portfolio ("Large Cap Growth"), a non-diversified open-end management company portfolio investing in large cap growth securities (See p. __); The Navellier Large Cap Value Portfolio ("Large Cap Value"), a diversified open-end management company portfolio investing in large cap value securities (See p. __); and The Navellier International Equity Portfolio ("International Equity"), a diversified open-end management company portfolio investing in the securities of foreign issuers. Additional non-diversified or diversified portfolios may be added to the Fund in the future. There can be no assurance that the Portfolios of the Fund will achieve their investment objectives.

     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be read and retained for future reference.

     A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing The Navellier Performance Funds c/o Navellier Securities Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Telephone:
1-800-887-8671. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, ITS INVESTMENT ADVISER, OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

                        DISTRIBUTOR AND SALES INFORMATION

                           NAVELLIER SECURITIES CORP.
                          ONE EAST LIBERTY, THIRD FLOOR
                               RENO, NEVADA 89501
                                 1-800-887-8671


                 The date of this Prospectus is October 31, 1997

                                TABLE OF CONTENTS


SHAREHOLDER TRANSACTION EXPENSES
     AND ANNUAL FUND OPERATING EXPENSES. . . . . . . . . . . . . . . . . .1

SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . 12

SPECIAL INVESTMENT METHODS AND RISKS . . . . . . . . . . . . . . . . . . 18

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . 19

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

PERFORMANCE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . 32

EXPENSES OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . 35

REPORTS AND INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . 38

DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . 39

DIVIDENDS AND DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . 40

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41

PURCHASE AND PRICING OF SHARES . . . . . . . . . . . . . . . . . . . . . 44

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . 47

CERTAIN SERVICES PROVIDED TO SHAREHOLDERS. . . . . . . . . . . . . . . . 50

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . 51

ASSENT TO TRUST INSTRUMENT . . . . . . . . . . . . . . . . . . . . . . . 52

                        SHAREHOLDER TRANSACTION EXPENSES
                       AND ANNUAL FUND OPERATING EXPENSES

                                        NAVELLIER      NAVELLIER   NAVELLIER
                                        AGGRESSIVE      MID CAP    AGGRESSIVE
                                          GROWTH         GROWTH    SMALL CAP
                                        PORTFOLIO      PORTFOLIO   PORTFOLIO
                                        ---------      ---------   ---------

SHAREHOLDER TRANSACTION EXPENSES(1)

Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)  . . . . . . . . . . .  0%              0%          0%
Maximum Sales Load Imposed on
  Reinvested  Dividends  . . . . . . . .  None            None        None
Redemption Fees  . . . . . . . . . . . .  None            None        None
Exchange Fee(3)  . . . . . . . . . . . .  0-$5            0-$5        0-$5

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(4) . . . . . . . . . . .  1.25%           1.25%       1.15%
12b-1 Fees(2)  . . . . . . . . . . . . .  0.25%           0.25%       None
Other Expenses (after waivers)(5). . . .  0.50%           0.50%       0.40%
                                          -----           -----       -----
Total Fund Operating Expenses. . . . . .
  (after waivers)(6) . . . . . . . . . .  2.00%           2.00%       1.55%
                                          -----           -----       -----
                                          -----           -----       -----



                              NAVELLIER   NAVELLIER    NAVELLIER    NAVELLIER
                              SMALL CAP   LARGE CAP    LARGE CAP  INTERNATIONAL
                                VALUE      GROWTH        VALUE       EQUITY
                              PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                              ---------   ---------    ---------    ---------

SHAREHOLDER TRANSACTION
EXPENSES(1)

Maximum Sales Load
Imposed on Purchases
  (as a percentage of
  offering price)  . . . . . .   0%          0%           0%           0%
Maximum Sales Load Imposed on
  Reinvested Dividends . . . .   None        None         None         None
Redemption Fees  . . . . . . .   None        None         None         None
Exchange Fee(3)  . . . . . . .   0-$5        0-$5         0-$5         0-$5

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE
NET ASSETS)

Management Fees(4) . . . . . .   1.25%       1.15%        0.75%        1.25%
12b-1 Fees(2)  . . . . . . . .   0.25%       0.25%        0.25%        0.25%
Other Expenses (after
 waivers)(5) . . . . . . . . .   0.50%       0.50%        0.50%        0.50%
                                 -----       -----        -----        -----
Total Fund Operating
 Expenses (after waivers)(6) .   2.00%       1.90%        1.50%        2.00%

--------------------

     (1) The above table of fees and other expenses is provided to assist you in understanding the various potential costs and expenses that an investor in the Fund may bear directly or indirectly. The Investment Advisor may, but is under no obligation to, reimburse the Fund's expenses now or in the future. The Navellier Aggressive Growth Portfolio has been in existence and has an operating history beginning December 28, 1995. The Navellier Mid Cap Growth Portfolio has been in existence and has an operating history beginning November 26, 1996. The Navellier Aggressive Small Cap Portfolio has been in existence since November 26, 1996 and has an operating history beginning March 17, 1997. The Navellier Small Cap Value Portfolio is a newly organized portfolio which has been in existence since October 31, 1997 and has no operating history. The Navellier Large Cap Growth Portfolio is a newly organized portfolio which has been in existence since October 31, 1997 and has no operating history. The Navellier Large Cap Value Portfolio is a newly organized portfolio which has been in existence since October 31, 1997 and has no operating history. The Navellier International Equity Portfolio is a newly organized portfolio which has been in existence since October 31, 1997 and has no operating history.
     (2) The Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, The Small Cap Value Portfolio, the Large Cap Growth Portfolio, The Large Cap Value Portfolio and the International Equity Portfolio do not charge an initial sales load but do pay an annual 0.25% 12b-1 fee to the distributor or brokers who have signed a selling agreement with the Fund. The applicable Portfolio of the Fund pays these brokers or the distributor annually 0.25% of the value of the assets of the applicable Portfolio of the Fund which were obtained by said broker or distributor. The fee is paid to the broker or distributor for continuous personal services and distribution services by such broker or distributor to investors in the applicable Portfolio. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent. Long-term shareholders in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD"). There is no 12b-1 fee charged to shareholders of the Navellier Aggressive Small Cap Portfolio.
     (3) Shares of each of the portfolios may be exchanged for shares of each other portfolio at net asset value without charge (up to five (5) exchanges per account). There is a charge of $5 per exchange thereafter.
     (4) Represents the advisory fee paid to Navellier Management, Inc. (See "Expenses of the Fund - Compensation of the Investment Advisor".)
     (5) Before the Investment Advisor waived reimbursement of costs advanced, "Other Expenses" of the Aggressive Growth Portfolio were 2.22% of the Portfolio's average net assets for the period January 1, 1996 through December 31, 1996. Before the Investment Advisor waived reimbursement of costs advanced, "Other Expenses" of the Mid Cap Growth Portfolio were 113.02% of the Portfolio's average net assets for the period November 26, 1996 through December 31, 1996 or 10.87% on an annualized basis.
     The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Aggressive Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Mid Cap Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Aggressive Small Cap Portfolio advanced by it in excess of a 1.55% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for The Small Cap Value Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal years ending December 31, 1997 and December 31, 1998. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Large Cap Growth Portfolio advanced by it in excess of a 1.9% operating expense ratio for the fiscal years ending December 31, 1997 and December 31, 1998. The Investment Advisor has agreed to waive reimbursement of all operating expenses for The Large Cap Value Portfolio advanced by it in excess of a 1.5% operating expense ratio for the fiscal years ending December 31, 1997 and December 31, 1998. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the International Equity Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal years ending December 31, 1997 and December 31, 1998.
     (6) This includes the annual 0.25% 12b-1 fee for each of the portfolios except the Aggressive Small Cap Portfolio (there is no 12b-1 fee for the Aggressive Small Cap Portfolio), which has the effect of increasing annual operating expenses. Before waiver of reimbursement of costs advanced, "Total Fund Operating Expenses" of the Aggressive Growth Portfolio were 2.22% of average net assets for the fiscal year ended December 31, 1996. Before waiver of reimbursement of costs advanced, "Total Fund Operating Expenses" of the Mid Cap Growth Portfolio for the short period of November 26, 1996 through December 31, 1996 were 113.02% of average net assets. There were no waivers of reimbursement of costs advanced and no actual "Total Fund Operating Expenses" of the Aggressive Small Cap Portfolio for the short period of November 26, 1996 through December 31, 1996 since it had no assets and no expenses during that initial period. Since The Small Cap Value Portfolio, The Large Cap Growth Portfolio, The Large Cap Value Portfolio and The International Equity Portfolio are newly organized portfolios with no operating history and had no assets under management as of October 31, 1997, there has been no waiver of reimbursement of costs advanced and no "Total Fund Operating Expenses" for these portfolios as of October 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Aggressive Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Mid Cap Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Aggressive

Small Cap Portfolio advanced by it in excess of a 1.55% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for The Small Cap Value Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal years ending December 31, 1997 and December 31, 1998. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Large Cap Growth Portfolio advanced by it in excess of a 1.9% operating expense ratio for the fiscal years ending December 31, 1997 and December 31, 1998. The Investment Advisor has agreed to waive reimbursement of all operating expenses for The Large Cap Value Portfolio advanced by it in excess of a 1.5% operating expense ratio for the fiscal years ending December 31, 1997 and December 31, 1998. The investment advisor has agreed to waive reimbursement of all operating expenses for the International Equity Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal years ending December 31, 1997 and December 31, 1998.

EXAMPLES:

The following example indicates the direct and indirect expenses an investor (maintaining an average annual investment of $1,000) could expect to incur in a single year, three-year, five year and ten year period for the applicable portfolio:

                    Navellier Aggressive Navellier Mid Cap  Navellier Aggressive
                    Growth Portfolio     Growth Portfolio   Small Cap Portfolio
                    ----------------     ----------------   -------------------
 One-Year . . . .   $21                  $21                $21
 Three-Year . . .   $64                  $64                $64
 Five-Year. . . .   $112                 $112               $__*
 Ten-Year . . . .   $238                 $238               $__*




                    Navellier Small          Navellier Large Cap      Navellier Large Cap      Navellier International
                    Cap Value Portfolio      Growth Portfolio         Value Portfolio          Equity Portfolio
                    -------------------      ----------------         ---------------          ----------------
 One-Year . . . .   $21                      $20                      $16                      $21
 Three-Year . . .   $64                      $62                      $49                      $64
 Five-Year. . . .   *                        *                        *                        *
 Ten-Year . . . .   *                        *                        *                        *


The foregoing examples assume (a) that an investor maintains an average of $1,000 invested in the Portfolio; (b) no sales load; (c) a 5% annual return;
(d) percentage amounts listed above for Annual Fund Operating Expenses remain constant (for all periods shown above); (e) reinvestment of all dividends and distributions; and (f) no exchanges between Portfolios.

      THE EXAMPLES SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF EACH PORTFOLIO OF THE FUND MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.






* No estimates because the Portfolio had an operating history of less than 12 months.

                                 FINANCIAL HIGHLIGHTS

    The following tables set forth the financial histories for the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, and the Aggressive Small Cap Portfolio. There are no financial histories for The Small Cap Value Portfolio, The Large Cap Growth Portfolio, The Large Cap Value Portfolio or The International Equity Portfolio since they are newly organized portfolios with no operating history as of October 31, 1997. The distribution of the Aggressive Growth Portfolio Shares commenced on December 28, 1995. The distribution of the Mid Cap Growth Portfolio Shares commenced on November 26, 1996. The distribution of the Aggressive Small Cap Portfolio commenced on March 17, 1997. The distribution of The Small Cap Value Portfolio, The Large Cap Growth Portfolio, The Large Cap Value Portfolio and The International Equity Portfolio commenced on October 31, 1997.

    There is a short financial history (from November 26, 1996 through December 31, 1996) for the Mid Cap Growth Portfolio. There is no financial history for the Aggressive Small Cap Portfolio for the period November 26, 1996 - December 31, 1996 because there were no assets or expenses.

    Deloitte & Touche LLP, the Fund's former independent auditor*, audited the financial information for the Aggressive Growth Portfolio for the period December 28, 1995 - December 31, 1995 and for the year ended 1996. Deloitte & Touche LLP also audited the financial information for the Mid Cap Growth Portfolio for the period November 26, 1996 - December 31, 1996. The report for the Aggressive Growth Portfolio for the period January 1, 1996 - December 31, 1996 is audited and is included in the Annual Report of the Fund. The report for the Mid Cap Growth Portfolio for the period November 26, 1996 - December 31, 1996 is also audited and is also included in the Annual Report of the Fund. Those reports are available upon request and are incorporated by reference into the Statement of Additional Information.










* Because of a proxy battle between The Navellier Series Fund and/or The Navellier Performance Funds on the one hand and Massachusetts Financial Services ("MFS") on the other hand and because Deloitte & Touche, LLP was acting as independent auditors for The Navellier Performance Funds and The Navellier Series Fund and for the MFS family of mutual funds, thereby creating at least the appearance of a conflict of interest, Deloitte & Touche, LLP resigned as independent auditors for The Navellier Series Fund and The Navellier Performance Funds on June 24, 1997. On August 11, 1997, The Navellier Performance Funds retained as its independent auditor Tate, Weller & Baker.

                                       NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------
                                     Unaudited for    Audited For  Audited For
                                     six months from   the Fiscal   the Fiscal
                                     1/1/97 - 6/30/97  Year Ended   Year Ended
                                     ----------------    12/31/96    12/31/95*
                                                      ----------- ------------
Per Share Operating Performance:
  Net Asset Value - Beginning of Year       $  12.25    $   9.99    $  10.00
                                            --------    --------    --------
  Income from Investment Operations:
  Net Investment Income (Loss)                (0.063)     (0.120)      0.002
  Net Realized and Unrealized Gains
    (Losses) on Securities                    (0.147)      2.380      (0.008)
                                            --------    --------    --------
  Total from Investment Operations            (0.210)      2.260      (0.006)
                                            --------    --------    --------
  Distributions to Shareholders:
  From Net Investment Income                      --          --          --
  From Net Realized Capital Gains                 --          --          --
                                            --------    --------    --------
  Total Distributions to Shareholders             --          --          --
                                            --------    --------    --------
  Net Increase (Decrease) in Net
    Asset Value                                (0.21)       2.26       (0.01)
                                            --------    --------    --------
  Net Asset Value - End of Period           $  12.04    $  12.25    $   9.99
                                            --------    --------    --------
                                            --------    --------    --------
Total Investment Return (1)                    (1.71)%     22.62%      (0.10)%

Ratios to Average Net Assets:
  Expenses After Reimbursement (2),(3)          2.00%       2.00%       2.00%
  Expenses Before Reimbursement (2),(3)         2.20%       2.22%      27.25%
  Net Investment Income (Loss) (2)             (1.14)%     (1.57)%      2.59%

Supplementary Data:
  Portfolio Turnover Rate                      138.4%      169.0%         --
  Net Assets at End of Period
    (000's omitted)                         $ 96,007    $ 95,246    $    300

  Number of Shares Outstanding at
  End of Year (000's omitted)                  7,973       7,774          30
  Average Commission Rate Paid
    Per Share(4)                            $ 0.0379    $  .0389           -

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995.
-------------------------
(1)  Total returns for periods of less than one year are not annualized.

(2)  Annualized.

(3)  The Aggressive Growth Portfolio has only been in existence since
     December 28, 1995. During the three days it was in existence during 1995, it had substantial start-up expenses in relation to the small amount of total initial investments in the Portfolio during those first three days and therefore would have had an operating expense ratio of 27.25% for that three day period if the Investment Advisor had not agreed to waive reimbursement of operating expenses which it had advanced during that period. The Investment Advisor was entitled to reimbursement of costs advanced during that three day period but agreed to waive reimbursement which resulted in an actual operating expense ratio for 1995 of 2%.

     During the twelve month period ended December 31, 1996, the Aggressive Growth Portfolio had operating expenses of 2% after the Investment Advisor agreed to waive reimbursement of $127,403.00 of expenses advanced. If the Investment Advisor had not waived reimbursement of such amounts, the operating expense ratio during that twelve month period would have been 2.22%.

(4) The average commission paid for securities purchased during the period 01/01/96 to 12/31/96 was $.0389 per share. Commissions are paid for listed trades, soft dollar trades or trades on crossing networks (i.e. Instinet).

                                        NAVELLIER MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------
                                           Unaudited     Audited For the Fiscal
                                        January 1, 1997 -     Year Ended
                                        June 30, 1997      December 31, 1996*
                                        ----------------- --------------------
Per Share Operating Performance:
  Net Asset Value - Beginning of Period       $  10.27            $  10.00
                                              --------            --------
  Income from Investment Operations:
  Net Investment Income (Loss)                  (0.019)              0.005
  Net Realized and Unrealized Gains
    (Losses) on Securities                       1.129               0.270
                                              --------            --------
  Total from Investment Operations               1.110               0.275
                                              --------            --------
  Distributions to Shareholders:
  From Net Investment Income                        --              (0.005)
  From Net Realized Capital Gains                   --                  --
                                              --------            --------
  Total Distributions to Shareholders               --              (0.005)
                                              --------            --------
  Net Increase (Decrease) in Net
    Asset Value                                   1.11                0.27
                                              --------            --------
  Net Asset Value - End of Period             $  11.38            $  10.27
                                              --------            --------
                                              --------            --------
Total Investment Return (1)                      10.81%               2.75%

Ratios to Average Net Assets:
  Expenses After Reimbursement (2),(3)            2.00%               2.00%
  Expenses Before Reimbursement(2),(3)            3.47%             113.02%
  Net Investment Income (Loss) (2)               (0.53)%              0.87%

Supplementary Data:
  Portfolio Turnover Rate                         89.9%                 --
  Net Assets at End of Period
    (000's omitted)                           $  6,626            $  1,642
  Number of Shares Outstanding at
   End of Period (000's omitted)                   582                 160
  Average Commission Rate Paid
    Per Share (4)                             $ 0.0316            $   0.03

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.


(1)  Total returns for periods of less than one year are not annualized.

(2)  Annualized.

(3) The Mid Cap Growth Portfolio has only been in existence since November 26, 1996. During the 37 days it was in existence during 1996, it had substantial start-up expenses in relation to the small amount of total initial investments in the Portfolio during those first 37 days and therefore would have had an operating expense ratio of 113.02% for that 37 day period if the Investment Advisor had not agreed to waive reimbursement of operating expenses which it had advanced during that period. The Investment Advisor was entitled to reimbursement of costs advanced during that 37 day period but agreed to waive reimbursement which resulted in an actual operating expense ratio for 1996 of 2%.

     During the 37 day period ended December 31, 1996, the Mid Cap Growth Portfolio had operating expenses of 2% after the Investment Advisor agreed to waive reimbursement of all expenses advanced. If the Investment Advisor had not waived reimbursement of such amounts, the operating expense ratio during that 37 day period would have been 113.02%.

(4) The average commission paid for securities purchased during the period 11/26/96 to 12/31/96 was $0.03 per share. Commissions are paid for listed trades, soft dollar trades or trades on crossing networks (i.e. Instinet).

                                        NAVELLIER AGGRESSIVE SMALL CAP PORTFOLIO
-------------------------------------------------------------------------------
                                                  Audited For the Fiscal
                                                  Year Ended December 31, 1996*
                                                  -----------------------------
Per Share Operating Performance:
  Net Asset Value - Beginning of Period                      $  15.64
                                                             --------
  Income from Investment Operations:
   Net Investment Income (Loss)                                (0.010)
   Net Realized and Unrealized Gains
     (Losses) on Securities                                     2.250
                                                             --------
    Total from Investment Operations                            2.240
                                                             --------
  Distributions to Shareholders:
   From Net Investment Income                                      --
   From Net Realized Capital Gains                                 --
                                                             --------
    Total Distributions to Shareholders                            --
                                                             --------
  Net Increase (Decrease) in Net Asset Value                     2.24
                                                             --------
  Net Asset Value - End of Period                            $  17.88
                                                             --------
                                                             --------
Total Investment Return (1)                                     14.32%

Ratios to Average Net Assets:
  Expenses After Reimbursement (2)                               1.55%
  Expenses Before Reimbursement(2)                               6.90%
  Net Investment Income (Loss)(2)                               (0.36)%

Supplementary Data:
  Portfolio Turnover Rate                                        26.0%
  Net Assets at End of Period (000's omitted)                $  5,274

  Number of Shares Outstanding at End of Period
    (000's omitted)                                               295
  Average Commission Rate Paid Per Share                     $  0.368



* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997.

(1)  Total returns for periods of less than one year are not annualized.

(2)  Annualized.

                                       SUMMARY

     This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be read and retained for future reference. Each of the Portfolios of the Fund is designed for long term investors and not as trading vehicles and are not intended to present a complete investment program for the investor. An investment in any of the Portfolios of the Fund involves certain speculative considerations; see "Risk Factors". Each of the Portfolios employs an aggressive investment strategy that has the potential for yielding high returns. However, share prices of each of the Portfolios may also experience substantial fluctuations including declines so that your shares may be worth less than when you originally purchased them.

(See Investment Objectives and Policies pp. __ for greater detail.)

     A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing The Navellier Performance Funds c/o Navellier Securities Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Telephone:
1-800-887-8671. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

INVESTMENT ADVISOR

     Navellier Management, Inc. (the "Investment Advisor") administers the assets of each of the existing seven Portfolios of the Fund and has ultimate responsibility for determining which securities will be selected as investments for each of the existing Portfolios of the Fund. Louis Navellier, the President and CEO of the Investment Advisor, refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of each Portfolio. Louis Navellier sets the strategies and guidelines for each Portfolio and oversees each Portfolio Manager's activities. Robert Barnes is a Consultant to Navellier Management, Inc. regarding investments of the Large Cap Growth Portfolio. Global Value Investors, Inc. is the Sub-advisor to The Navellier International Equity Portfolio and Ram Kolluri is the Portfolio Manager in charge of the day-to-day investment activities of that portfolio subject to the overall investment strategies and guidelines set by Louis Navellier. Louis Navellier and Alan Alpers are the Portfolio Managers involved in the day-to-day investment activities of the Aggressive Growth Portfolio, The Mid Cap Growth Portfolio, The Aggressive Small Cap Portfolio, The Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio. Alan Alpers has been an analyst and portfolio manager for Navellier & Associates, Inc. since 1989 and is responsible along with Mr. Navellier for day-to-day management of over $1.5 billion in individual accounts for Navellier & Associates, Inc. The Investment Advisor receives an annual advisory fee, equal to 1.25% of the average daily net asset value of assets under management for the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, The Small Cap Value Portfolio and The International Equity Portfolio. (The Investment Advisor pays the Sub-advisor 0.625% of the average daily net asset value of this Portfolio as a sub-advisory fee, which fee is paid out of the 1.25% management fee paid to the Investment Advisor). The Investment

Advisor receives a fee equal to 1.15% of the average daily net asset value of assets under management for the Aggressive Small Cap Portfolio and for The Large Cap Growth Portfolio. (The Investment Advisor pays Robert Barnes 0.15% of the average daily net asset value of the Large Cap Growth Portfolio as a consulting fee which fee is paid out of the 1.15% management fee paid to the Investment Advisor). The advisory fee for each Portfolio is payable monthly, based upon a percentage of that Portfolio's average daily net assets. The advisory fees paid to the Investment Advisor are higher than those generally paid by most other investment companies. The existing Portfolios of the Fund are paying these higher advisory fees based on their desire to retain Navellier Management, Inc.'s specific application of Modern Portfolio Theory, its particular method of analyzing securities and its investment advisory services.

DISTRIBUTION OF SHARES

     Navellier Securities Corp. (the "Distributor") acts as the sole underwriter for the shares of each of the Portfolios of the Fund. The Distributor is a corporation wholly owned by Louis Navellier, who also owns 100% of Navellier Management, Inc., the Fund's Investment Advisor. The Distributor may sell shares of each Portfolio of the Fund directly to investors or shares may be purchased through a network of broker-dealers selected by the Distributor. The Distributor will compensate these selected dealers for shareholder services by paying them directly, or by allowing them to receive annually all or a portion of the 0.25% annual 12b-1 fee paid on each of the Portfolios except the Aggressive Small Cap Portfolio. No 12b-1 fee is paid on the Aggressive Small Cap Portfolio.

HOW TO INVEST

     Shares of each Portfolio of the Fund are continuously offered for sale by the Distributor and through selected broker-dealers. The daily purchase price for each of the Portfolios is the net asset value next computed after receipt of your order. Initial purchases must be at least $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and subsequent investments must be $100 or more.

RISK FACTORS

     Investment in any Portfolio of the Fund involves special risks and there can be no guarantee of profitability. Some of those risks are briefly described here. Because the Aggressive Growth Portfolio and The Large Cap Growth Portfolio are each allowed to invest up to 10% of each of their assets in any single company and/or up to 25% of each of their total assets in any single industry, there is potentially a greater risk of loss or fluctuation in value of each of these portfolios.

Some of the small cap securities which the Portfolios may purchase may be difficult to liquidate on short notice or, on occasion, only a portion of the shares of a company in which the Investment Advisor intends to trade may be available to be bought or sold by a Portfolio. There can be no assurance of profitability or of what the percentage of any of the Portfolios' total annual operating expenses will be. Investments, if any, particularly by The International Equity Portfolio, in securities of foreign issuers may pose greater risks. The Investment

Advisor's investment style could result in above average portfolio turnover which could result in higher brokerage expenses. As with any equity fund, the investments may decline, resulting in a loss of value to the shareholder.
(For more detail, see "Risk Factors".)

                          INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE GROWTH PORTFOLIO

THE INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE GROWTH PORTFOLIO IS TO ACHIEVE LONG TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN STOCKS OF COMPANIES WITH APPRECIATION POTENTIAL.

     The Navellier Aggressive Growth Portfolio is a non-diversified Portfolio, which means it may invest a larger than normal percentage of its total assets in the equity (including convertible debt) securities of any one company or companies which the Investment Advisor believes represents an opportunity for significant capital appreciation. The Investment Advisor will not invest more than 10% of the Portfolio's assets in the securities of any single company or 25% or more of the Portfolio's assets in securities issued by companies in any one industry. Since the Investment Advisor can invest more of the Portfolio's assets in the stock of a single company, this Portfolio should be considered to offer greater potential for capital appreciation as well as greater risk of loss due to the potential increased investment of assets in a single company. This Portfolio, because of its non-diversification, also poses a greater potential for volatility. This Portfolio should not be considered suitable for investors seeking current income. This Portfolio may invest its assets in the securities of a broad range of companies without restriction on their capitalization.
Under normal circumstances, the Aggressive Growth Portfolio will invest at least 65% of its total assets in securities of companies. However, that projected minimum percentage could be lowered during adverse market conditions or for defensive purposes and is not a fundamental policy of the Portfolio. Securities of issuers include, but are not limited to, common and preferred stock, and convertible preferred stocks that are convertible into common stock. While this Portfolio intends to operate as a non-diversified open end management investment company for the purposes of the 1940 Act, it also intends to qualify as a regulated investment company under the Internal Revenue Code ("Code"). As a non-diversified investment company under the 1940 Act, the Fund may invest more than 5% and up to 25% of its assets in the securities of any one issuer at the time of purchase. However, for purposes of the Internal Revenue Code, as of the last day of any fiscal quarter, this Portfolio may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, the Portfolio may not have more than 5% of its total assets invested in any one issuer, nor may it own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or the securities of investment companies that qualify as regulated investment companies under the Code.
     Investors in the Aggressive Growth Portfolio pay no initial sales charge
(load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load.

INVESTMENT OBJECTIVE OF THE NAVELLIER MID CAP GROWTH PORTFOLIO

     The Investment Objective of the Mid Cap Growth Portfolio is to achieve long-term growth of capital primarily through investment in mid cap companies with appreciation potential. The Mid Cap Growth Portfolio invests in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Mid Cap Growth Portfolio seeks long term capital appreciation through investments in securities of mid cap companies (companies with market capitalization of between $1 Billion and $5 Billion) which the Investment Advisor feels are undervalued in the marketplace. Investors in the Mid Cap Growth Portfolio pay no initial sales charge (load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the Investment Advisor for the Mid Cap Growth Portfolio. Navellier Securities Corp. is the principal distributor for the Mid Cap Growth Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE SMALL CAP PORTFOLIO

     The Investment Objective of the Navellier Aggressive Small Cap Portfolio is to achieve long-term growth of capital primarily through investment in small cap companies with appreciation potential. The Aggressive Small Cap Portfolio invests in equity securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Aggressive Small Cap Portfolio will be to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio's investment objectives may not be changed without shareholder approval. This Portfolio should not be considered suitable for investors seeking current income. Investors in this Portfolio pay no sales charge and no 12b-1 fee.

INVESTMENT OBJECTIVE OF THE NAVELLIER SMALL CAP VALUE PORTFOLIO

     The Investment Objective of the Small Cap Value Portfolio is to achieve long-term growth of capital primarily through investment in small cap companies which the Investment Advisor believes are undervalued and which the Investment Advisor believes have appreciation potential. This Portfolio seeks to achieve its investment objective by investing in equities of small cap issuers with superior fundamentals, including but not limited to, high dividend yields, and positive quarterly earnings changes. This Portfolio will attempt to select equities with solid value as measured by PVGO (Present Value to Growth Opportunity). The Small Cap Value Portfolio invests in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Small Cap Value Portfolio seeks long term capital appreciation through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) which the Investment Advisor feels are undervalued in the marketplace. Investors in the Small Cap Value Portfolio pay no initial sales charge (load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the Investment Advisor for the Small Cap Value Portfolio. Navellier Securities Corp. is the principal distributor for the Small Cap Value Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

INVESTMENT OBJECTIVE OF THE NAVELLIER LARGE CAP GROWTH PORTFOLIO

THE INVESTMENT OBJECTIVE OF THE NAVELLIER LARGE CAP GROWTH PORTFOLIO IS TO ACHIEVE LONG TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN STOCKS OF COMPANIES WITH APPRECIATION POTENTIAL.

     The Navellier Large Cap Growth Portfolio is a non-diversified Portfolio, which means it may invest a larger than normal percentage of its total assets in the equity (including convertible debt) securities of any one company or companies which the Investment Advisor believes represents an opportunity for significant capital appreciation. The Investment Advisor will not invest more than 10% of the Portfolio's assets in the securities of any single company or 25% or more of the Portfolio's assets in securities issued by companies in any one industry. Since the Investment Advisor can invest more of the Portfolio's assets in the stock of a single company, this Portfolio should be considered to offer greater potential for capital appreciation as well as greater risk of loss due to the potential increased investment of assets in a single company. This Portfolio, because of its non-diversification, also poses a greater potential for volatility. This Portfolio should not be considered suitable for investors seeking current income. This Portfolio may invest its assets in the securities of a broad range of companies with market capitalization in excess of five billion dollars. Under normal circumstances, this Portfolio will invest at least 65% of its total assets in securities of companies. However, that projected minimum percentage could be lowered during adverse market conditions or for defensive purposes and is not a fundamental policy of the Portfolio. Securities of issuers include, but are not limited to, common and preferred stock, and convertible preferred stocks that are convertible into common stock. While this Portfolio intends to operate as a non-diversified open end management investment company for the purposes of the 1940 Act, it also intends to qualify as a regulated investment company under the Internal Revenue Code ("Code"). As a non-diversified investment company under the 1940 Act, this Portfolio may invest more than 5% and up to 25% of its assets in the securities of any one issuer at the time of purchase. However, for purposes of the Internal Revenue Code, as of the last day of any fiscal quarter, this Portfolio may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, this Portfolio may not have more than 5% of its total assets invested in any one issuer, nor may it own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or the securities of investment companies that qualify as regulated investment companies under the Code.

     Investors in the Navellier Large Cap Growth Portfolio pay no initial sales charge (load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load.

INVESTMENT OBJECTIVE OF THE NAVELLIER LARGE CAP VALUE PORTFOLIO

     The investment objective of the Navellier Large Cap Value Portfolio is to achieve a long-term increase in capital, primarily through investments in stocks of large cap companies which the Investment Advisor believes are undervalued.

     The Large Cap Value Portfolio invests in equity securities traded in all United States markets, including dollar-denominated foreign securities traded in the United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Large Cap Value Portfolio seeks long term capital appreciation through investments in securities of large cap companies (companies with market capitalization of over $5 Billion) which the Investment Advisor feels are undervalued in the marketplace. Investors in the Large Cap Value Portfolio pay no initial sales charge (load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the Investment Advisor for the Large Cap Value Portfolio. Navellier Securities Corp. is the principal distributor for the Large Cap Value Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

INVESTMENT OBJECTIVE OF THE NAVELLIER INTERNATIONAL EQUITY PORTFOLIO

     The Investment Objective of the Navellier International Equity Portfolio is to achieve long-term growth of capital primarily through investment in the securities of foreign companies which are undervalued. The Navellier International Equity Portfolio invests in equity securities of foreign issuers in developed and developing markets. The sole objective of the Navellier International Equity Portfolio will be to seek to achieve long term growth of capital primarily through investments in securities of foreign companies which the Sub-advisor believes are undervalued. There can be no assurance that this Portfolio will achieve its investment objectives. This Portfolio's investment objectives may not be changed without shareholder approval. Navellier Securities Corp. is the Distributor for this Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income. Investors in this Portfolio pay no sales charge but do pay an annual 0.25% 12b-1 fee which over a period of years could result in higher overall expenses than payment of an initial sales charge. Global Value Investors, Inc. is the Sub-advisor to this Portfolio and Ram Kolluri is the Portfolio Manager.


OTHER INVESTMENTS

     Each of the Portfolios may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the Investment Advisor, such investment will further the cash needs or temporary defensive needs of the Portfolio. In addition, when the Investment Advisor feels that market or other conditions warrant it, for temporary defensive purposes, each Portfolio may retain cash or invest all or any portion of its assets in cash equivalents, including money market mutual funds. Under normal conditions, a Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of the Portfolio. If a Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or Rushmore's money market mutual funds. Rushmore Trust & Savings, FSB is also the Fund's Transfer Agent and Custodian. Cash deposits by the Fund in interest bearing instruments issued by Rushmore Trust & Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market investments have no FDIC protection and deposits in Rushmore Trust & Savings accounts have only $100,000 protection.

     It is anticipated that, for each of the Portfolios, all of their investments in corporate debt securities (other than commercial paper) and preferred stocks will be represented by debt securities and preferred stocks which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa) or by Standard
& Poor's Corporation (AAA, AA, A, BBB; securities which are rated BBB/Baa have speculative characteristics). Although investment-quality securities are subject to market fluctuations, the risk of loss of income and principal is generally expected to be less than with lower quality securities. In the event the rating of a debt security or preferred stock in which the Portfolio has invested drops below investment grade, the Portfolio will promptly dispose of such investment. When interest rates go up, the market value of debt securities generally goes down and long-term debt securities tend to be more volatile than short term debt securities.

     In determining the types of companies which will be suitable for investment by the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio, the Investment Advisor will screen over 9,000 stocks and will take into account various factors and base its stock selection on its own model portfolio theory concepts. Each Portfolio invests primarily in what the Investment Advisor believes are undervalued common stocks believed to have long-term appreciation potential. Stocks are selected on the basis of an evaluation of factors such as earnings growth, expanding profit margins, market dominance and/or factors that create the potential for market dominance, sales growth, and other factors that indicate a company's potential for growth or increased value. There are no limitations on the Aggressive Growth Portfolio or the Large Cap Growth Portfolio as to the type, operating history, or dividend paying record of companies or industries in which these two Portfolios may invest; the principal criteria for investment is that the securities provide opportunities for capital growth. The Mid Cap Growth Portfolio will invest at least 65% of its total assets in equity securities of companies defined as Mid Cap (companies with capitalization of between $1 Billion and $5 Billion). The Aggressive Small Cap Portfolio and the Small Cap Value Portfolio will invest at least 65% of their total assets in equity securities of companies defined as small cap (companies with capitalization of less than $1 Billion). The Large Cap Growth Portfolio and the Large Cap Portfolio will invest at least 65% of their total assets in equity securities of companies defined as large cap (companies with capitalization over $5 Billion). These Portfolios will invest up to 100% of their capital in equity securities selected for their growth or value potential. The Investment Advisor will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. When selecting such stocks for investment by the Portfolios, the issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups. The Investment Advisor, when investing for the Aggressive Growth Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio may also purchase common stocks of well known, highly researched, large companies if the Investment Advisor believes such common stocks offer opportunity for long-term capital appreciation.

                         SPECIAL INVESTMENT METHODS AND RISKS

"SHORT SALES AGAINST THE BOX"

     Any Portfolio of the Fund is permitted to make short sales if at the time of the short sale the Portfolio owns or has the right to acquire a security equal in kind and amount to the security being sold short, at no additional cost. This investment technique is known as a "short sale against the box."

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

     Any Portfolio may make a short sale against the box, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible into or exchangeable for such security), or when the Portfolio desires to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset theses costs with income from the investment of the cash proceeds of short sales.

                               INVESTMENT RESTRICTIONS

     The Aggressive Growth Portfolio and the Large Cap Growth Portfolio can each invest up to 10% of its assets in securities of a single issuer and both of these two portfolios can invest up to 25% of its assets in securities of companies in a single industry. Each of the other Portfolios of the Fund can each invest up to 5% of their assets in the securities of a single issuer and each can invest up to 25% of its assets in the securities of a single industry. None of the Portfolios of the Fund may make investments in real estate or commodities or commodity contracts, including futures contracts, but may purchase securities of issuers which deal in real estate or commodities. Each of the existing Portfolios of the Fund, except The International Equity Portfolio, are also prohibited from investing in or selling puts, calls, straddles (or any combination thereof). Each of the existing Portfolios of the Fund, except The International Equity Portfolio, are prohibited from investing in derivatives. Each of the existing Portfolios may borrow money only from banks for temporary or emergency (not leveraging) purposes provided that, after each borrowing, there is an asset coverage in the borrowing Portfolio of at least 300%. Each of the Portfolios will not purchase securities if the amount of borrowing by such Portfolio exceeds 5% of total assets of such Portfolio. In order to secure any such borrowing, the borrowing Portfolio may pledge, mortgage, or hypothecate up to 10% of the market value of the assets of the Portfolio. Except for The International Equity Portfolio, the investment by any of the other Portfolios of the Fund in securities, including American Depository Receipts, of issuers or any governmental entity or political subdivision thereof, located, incorporated or organized outside of the United States is limited to 25% of the net asset value of the Portfolio, provided that no such foreign securities may be purchased unless they are traded on United States securities markets. The International Equity Portfolio may invest up to 100% of its assets in foreign equity securities.

     The Fund may not purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933) if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities. The Board of Trustees will determine whether these securities are liquid and will monitor liquidity on an ongoing basis.

     In addition to the investment restrictions described above, the investment program of each Portfolio is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Portfolio are fundamental and may not be changed without shareholder approval.

                                     RISK FACTORS

LACK OF OPERATING HISTORY AND EXPERIENCE

     The Aggressive Growth Portfolio went effective December 28, 1995 and has nearly two years of operations. The Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio both went effective November 26, 1996 (however The Aggressive Small Cap Portfolio was not actively marketed to the public until March 17, 1997). Both have histories of operations of less than one year. The Large Cap Growth, The Small Cap Value, The Large Cap Value and The International Equity Portfolios are all newly organized investment company portfolios which went effective October 31, 1997. The Investment Advisor was organized on May 28, 1993. Although the Investment Advisor sub-contracts a substantial portion of its responsibilities for administrative services of the Fund's operations to various agents, including the Transfer Agent and the Custodian, the Investment Advisor still has overall responsibility for the administration of each of the Portfolios and oversees the administrative services performed by others as well as servicing customer's needs and, along with each Portfolio's Trustees, is responsible for the selection of such agents and their oversight. The Investment Advisor also has overall responsibility for the selection of securities for investment for each of the Portfolios, although the Investment Advisor has a sub-advisory arrangement with Global Value Investors, Inc. ("GVI") whereby Ram Kolluri, the Portfolio Manager for GVI, is responsible for the day-to-day investments for The International Equity Portfolio. The Investment Advisor also has a consulting agreement with Robert Barnes, Ph.D, whereby Mr. Barnes provides analysis and consults with the Investment Advisor regarding large cap equity securities as possible investments for The Large Cap Growth Portfolio. None of the principals, officers, legal counsel, or directors of the Investment Advisor (including such of those persons who are also controlling persons or legal counsel of the Fund) had, before June 1993 ever registered, operated, or supervised the operations of investment companies in the past, and there is no assurance that their past business experiences or their experience with The Navellier Series Fund will enable them to successfully manage the assets of the Fund in the future. The owner of the Investment Advisor has been in the business of rendering advisory services to significant pools of capital such as retirement plans and large investors since 1987.

     The owner of the Investment Advisor is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $1.5 billion in investor funds. The owner of the Investment Advisor is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and controls other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which the Investment Advisor intends to employ and invest in while managing the Portfolios of the Fund. Because many of the over-the-counter and other securities which Investment Advisor intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in one or more of the Portfolios of the Fund not being able to purchase or sell all shares which Investment Advisor desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect the performance of the Fund portfolios. Since the Investment Advisor will be trading on behalf of the various Portfolios of the Fund in some or all of the same securities at the same time that Navellier & Associates Inc., Navellier Fund Management, Inc., other Navellier controlled investment entities are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates Inc., Navellier Fund Management, Inc., and other Navellier controlled investment entities and the Fund cannot be completed at the time the order is made, Navellier & Associates, Inc., and the other Navellier controlled investment entities and the Investment Advisor will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Fund. For example, if Navellier & Associates Inc., and Navellier Fund Management, Inc., each place a $25,000 purchase order and Investment Advisor on behalf of the Fund places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates Inc., and Navellier Fund Management, Inc., and $25,000 of the stock to the Fund. As the assets of each Portfolio of the Fund increase the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the various Portfolios. While the Investment Advisor generally does not anticipate liquidity problems (i.e., the possibility that the Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Fund has assets in excess of two billion dollars (although liquidity problems could still occur when the Fund has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity and should not invest in the Fund if he, she, or it is not willing to accept this potentially adverse risk, and by investing, acknowledges that he, she or it is aware of the risks.


     An investment in shares of any Portfolio of the Fund involves certain speculative considerations. There can be no assurance that any of the Portfolios objectives will be achieved or that the value of the investment will increase. An investment in shares of the Aggressive Growth Portfolio and/or the Large Cap Growth Portfolio may also involve a higher degree of risk than an investment in shares of a more traditional open-end diversified investment company because the Aggressive Growth Portfolio and the Large Cap Growth Portfolio may each invest up to 10% of its assets in the securities of any single issuer and up to 25% of its assets in the securities of any single industry, thereby potentially creating greater volatility or increasing the chance of losses. As non-diversified investment Portfolios, the Aggressive Growth Portfolio and the Large Cap Growth Portfolio may each be subject to greater fluctuation in the total market value of such Portfolio, and economic, political or regulatory developments may have a greater impact on the value of these Portfolios than would be the case if these Portfolios were diversified among a greater number of issuers. All Portfolios intend to comply with the diversification and other requirements applicable to regulated investment companies under the Internal Revenue Code.

     All securities in which any of the Fund's Portfolios may invest are inherently subject to market risk, and the market value of the Fund's investments will fluctuate. From time to time the Fund may choose to close a portfolio or portfolios to new investors.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

     Investments in foreign securities (those which are traded principally in markets outside of the United States), particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. The securities of some foreign issuers and securities traded principally in foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. issuers and securities traded principally in U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those charged in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities traded principally in foreign securities markets.

     The risks of investing in foreign securities may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. Prices of securities of companies in emerging markets can be significantly more volatile than prices of securities of companies in the more developed nations of the world, reflecting the greater uncertainties of investing in less developed markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Consequently, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Also, such local markets typically offer less regulatory protections for investors.

     While to some extent the risks to the Fund of investing in foreign securities may be limited, since each Portfolio (except for The International Equity Portfolio (which may be fully invested in such securities)) may not invest more than 25% of its net asset value in such securities and each Portfolio of the Fund (except for The International Equity Portfolio) may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist.

     The Investment Advisor will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities as described in the Investment Objectives and Policies section of this Prospectus and for the International Equity Portfolio, will use the criteria described in the Investment Objectives and Policies for the International Equity Portfolio described in this Prospectus.

     FOREIGN EXCHANGE TRANSACTIONS. The International Equity Portfolio does not currently intend to hedge the foreign currency risk associated with investments in securities denominated in foreign currencies. However, in order to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Equity Portfolio reserves the right to buy or sell foreign currencies or to deal in forward foreign currency contracts, that is, to agree to buy or sell a specified currency at a specified price and future date. The International Equity Portfolio also reserves the right to invest in currency futures contracts and related options thereon for similar purposes. For example, if the Sub-advisor anticipates that the value of the yen will rise relative to the dollar, it could purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of yen-denominated securities the International Equity Portfolio intends to purchase. If the Sub-advisor anticipates a fall in the value of the yen relative to the dollar, the International Equity Portfolio could sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If the International Equity Portfolio changes its present intention and decides to utilize hedging strategies, futures contracts and related options will be used only as a hedge against anticipated currency rate changes (not for investment purposes) and all options on currency futures written by the International Equity Portfolio will be covered. These practices, if utilized, may present risks different from or in addition to the risks associated with investments in foreign currencies.

     STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. The only Portfolio which may possibly use the Stock Index Futures is the International Equity Portfolio.

     In connection with the International Equity Portfolio's investment in foreign common stocks, it may invest in Index Futures while the Sub-advisor seeks favorable terms from brokers to effect transactions in foreign common stocks selected for purchase. The International Equity Portfolio may also invest in Index Futures when the Sub-advisor believes that there are not enough attractive foreign common stocks available to maintain the standards of diversity and liquidity set for the International Equity Portfolio pending investment in such stocks when they do become available. Through the use of Index Futures, the International Equity Portfolio may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the International Equity Portfolio to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by the International Equity Portfolio. Certain provisions of the Internal Revenue Code may limit this use of Index Futures. The International Equity Portfolio may also invest in Index Futures in order to hedge its equity positions.

     In contrast to purchases of common stock, no price is paid or received by the International Equity Portfolio upon the purchase of a futures contract.
Upon entering into a futures contract, the International Equity Portfolio will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known as initial margin. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the International Equity Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the International Equity Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the International Equity Portfolio has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the International Equity Portfolio would be required to make a variation margin payment to the broker.

     The price of Index futures may not correlate perfectly with movement in the underlying Index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.
In addition, trading hours for Index Futures may not correspond perfectly to hours of trading on foreign exchanges. This may result in a disparity between the price of Index Futures and the value of the underlying Index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying Index.

     FOREIGN CURRENCY TRANSACTIONS. The International Equity Portfolio does not currently intend to hedge the foreign currency risk associated with investments in securities denominated in foreign currencies. However, the International Equity Portfolio reserves the right to buy or sell foreign currencies or to deal in forward currency contracts to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions. The International Equity Portfolio also reserves the right to invest in currency futures contracts and related options thereon for similar purposes. By entering into a futures or forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in an underlying security transactions, the International Equity Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received. The International Equity Portfolio's dealing in forward contracts will be limited to this type of transaction. The International Equity Portfolio will not engage in currency futures transactions for leveraging purposes. A put option on a futures contract gives the International Equity Portfolio the right to assume a short position in the futures contract until the expiration of the option. A call option on a futures contract gives the International Equity Portfolio the right to assume a long position on the futures contract until the expiration of the option.

     CURRENCY FORWARD CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     CURRENCY FUTURES TRANSACTIONS. A currency futures contract sale creates an obligation by the seller to deliver the amount of currency called for in the contract in a specified delivery month for a stated price. A currency futures contract purchase creates an obligation by the purchaser to take delivery of the underlying amount of currency in a specified delivery month at a stated price. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

     Although futures contracts by their terms call for actual delivery or acceptance, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain and if the purchase price exceeds the offsetting sale price, he realizes a loss.

     The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

     Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash in the nature of "variation" on "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

     The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

     The International Equity Portfolio may write (sell) only covered put and call options on currency futures. This means that the International Equity Portfolio will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing.

     The International Equity Portfolio may not enter into currency futures contracts or related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on currency futures contracts exceeds 5% of the market value of the International Equity Portfolio's total assets.

     LIMITATIONS ON THE USE OF CURRENCY FUTURES CONTRACTS. The International Equity Portfolio's ability to engage in the currency futures transactions described above will depend on the availability of liquid markets in such instruments. Markets in currency futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of currency futures. Therefore no assurance can be given that the International Equity Portfolio will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the International Equity Portfolio's ability to engage in such transactions may be limited by tax considerations.

     RISK FACTORS IN CURRENCY FUTURES TRANSACTIONS. Investment in currency futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the currency being hedged. The hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, the International Equity Portfolio may purchase or sell futures contracts in a greater amount than the hedged currency if the volatility of the hedged currency is historically greater than the volatility of the futures contract. Conversely, the International Equity Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged currency is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

     The successful use of transactions in futures and related options also depends on the ability of the Sub-advisor to forecast correctly the direction and extent of exchange rate and stock price movements within a given time frame. It is impossible to forecast precisely what the market value of securities the International Equity Portfolio anticipates buying will be at the expiration or maturity of a currency forward or futures contract. Accordingly, in cases where the International Equity Portfolio seeks to protect against an increase in value of the currency in which the securities are denominated through a foreign currency transaction, it may be necessary for the International Equity Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such currency purchase) if the market value of the securities to be purchased is less than the amount of foreign currency the International Equity Portfolio contracted to purchase. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the value of the securities purchased. When the International Equity Portfolio purchases forward or futures contracts (or options thereon) to hedge against a possible increase in the price of currency in which is denominated the securities the International Equity Portfolio anticipates purchasing, it is possible that the market may instead decline. If the International Equity Portfolio does not then invest in such securities because of concern as to possible further market decline or for other reasons, the International Equity Portfolio may realize a loss on the forward or futures contract that is not offset by a reduction in the price of the securities purchased. As a result, the International Equity Portfolio's total return for such period may be less than if it had not engaged in the forward or futures transaction.

     Foreign currency transactions that are intended to hedge the value of securities the International Equity Portfolio contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques could possibly minimize the risk of loss due to change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

     The amount of risk the International Equity Portfolio assumes when it purchases an option on a currency futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The liquidity of a secondary market in a currency futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

     The International Equity Portfolio's ability to engage in currency forward and future transactions may be limited by tax considerations.


NET ASSET VALUE

     The net asset value of each of the Portfolios is determined by adding the values of all securities and other assets of that specific Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of that Portfolio. (See "Purchase and Pricing of Shares - Valuation of Shares" and the Statement of Additional Information.)

PORTFOLIO TURNOVER

     The Portfolio turnover rate for The Navellier Aggressive Growth Portfolio for the six (6) months ended June 30, 1997 was 138.4% and for the fiscal year ended December 31, 1996 was 169%. The annual rate of portfolio turnover for the Mid Cap Growth and the Aggressive Small Cap Portfolios is unknown since neither of these two Portfolios has an operating history of more than a year. The Portfolio turnover rate for the Mid Cap Growth Portfolio for the six (6) months ended June 30, 1997 was 89.9%. The Portfolio turnover rate for the Aggressive Small Cap Portfolio for the period March 17, 1997 through June 30, 1997 was 26%. The Portfolio turnover rate for the Navellier Large Cap Growth Portfolio, for the Navellier Small Cap Value Portfolio, for the Navellier Large Cap Value Portfolio and for the Navellier International Equity Portfolio are unknown since each of these four portfolios are newly organized Portfolios which only began operations on October 31, 1997. The Investment Advisor estimates that the portfolio turnover rate for the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio, the Large Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio will not exceed 300% per annum respectively. However, these are NOT restrictions on the Investment Advisor and if in the Investment Advisor's judgment a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall Portfolio performance, then the Investment Advisor is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect Portfolio performance. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. (See the Statement of Additional Information, "Taxes".)

SPECIAL RISK CONSIDERATIONS RELATING TO SECURITIES OF THE PORTFOLIO

     For a description of certain other factors, including certain risk factors, which investors should consider relating to the securities in which the Portfolio will invest, see "Risk Factors".

                                     PERFORMANCE

     From time to time the Fund may include the performance history of each Portfolio (and if appropriate, the performance history of the Investment Advisor and/or the Portfolio Manager in managing comparable asset accounts) in advertisements, sales literature, or reports to current or prospective shareholders. Navellier Management, Inc. is the Investment Advisor to this Fund's Navellier Aggressive Small Cap Portfolio, and is also the Investment Advisor to the Navellier Aggressive Small Cap Equity Portfolio of the Navellier Series Fund which charges a variable sales load. Both Portfolios have the same investment objectives and restrictions and Navellier Management, Inc., manages both Portfolios in the same way (except that no "load" is charged to investors of this Fund's Aggressive Small Cap Portfolio). The Investment Advisor's total return (average annual compounded rate of return) on investment in the Navellier Series Fund's Aggressive Small Cap Equity Portfolio from inception (April 1,
1994) through September 30, 1997 was 25.31% before deduction of loads and 24.21% after deduction of loads per annum. The S&P 500 increased during this period by 26.81% per annum. The total return on investment in the Navellier Series Fund's Aggressive Small Cap Equity Portfolio from January 1, 1996 through December 31, 1996 was 11.98%. The S&P 500 increased during this period by 22.31%. The total return on investment in The Navellier Series Fund's Aggressive Small Cap Equity Portfolio from December 31, 1996 through March 14, 1997 was -12.09% before deduction of loads and -14.72% after deduction of loads. The S&P 500 increased during this period by 7.13%. The total return on investment in The Navellier Series Fund's Aggressive Small Cap Equity Portfolio from July 15, 1997 through September 30, 1997 was 9.95% before deduction of loads and 6.65% after deduction of loads. The S&P 500 increased during this period by 2.32%. Navellier Management, Inc. did not manage the Navellier Aggressive Small Cap Equity Portfolio from March 15, 1997 through July 14, 1997. Therefore, no performance figures are included for that period. (The total return percentages for the Navellier Aggressive Small Cap Equity Portfolio represent the returns net of any sales charge.)

     The following table sets forth the performance data for the Navellier Series Fund, Aggressive Small Cap Equity Portfolio. Performance figures for the Navellier Series Fund, Aggressive Small Cap Equity Portfolio are net of the maximum load of 3%.

                                        Navellier Series Fund         S&P 500
                              Aggressive Small Cap Equity Portfolio   Index

     April 1, 1994 - December 31, 1994       13.52%                   5.31%
     1995                                    39.48                    37.89
     1996                                    11.98                    22.31
     January 1, 1997 - March 15, 1997*       -14.72                    7.13
     July 15, 1997 - September 30, 1997*     6.65                      2.32



* Navellier Management, Inc. did not manage the Navellier Aggressive Small Cap Equity Portfolio between March 15, 1997 and July 14, 1997. Therefore no performance figures are included for this period.

Performance information about the Portfolio manager or the Investment Advisor is based on its past performance only and is not an indication of future performance. Performance history may be expressed as total return of each Portfolio.

     The "total return" of each Portfolio refers to the average annual compounded rate of return of the Portfolio over some representative period that would equate an initial payment of $1,000 at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period.

     Louis Navellier's wholly owned investment advisory firm, Navellier & Associates, Inc., has also managed, on an individual basis, accounts for individuals and institutions since 1987 employing a modern portfolio theory style of stock analysis which uses substantially the same investment objectives, policies and strategies that are employed by Navellier Management, Inc. for the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio.

     The basic difference between the investment style used by Navellier & Associates, Inc. and the style used for the Aggressive Growth Portfolio is that the Aggressive Growth Portfolio can invest a greater percentage of assets (up to 10% of the Portfolio's assets) in the securities of a single company and that the securities are intended to be held for at least three (3) months, whereas investments for private accounts managed by Navellier & Associates, Inc. tend not to have as great a percentage of assets invested in the securities of a single company and can be held for less than three (3) months (although the average holding period for securities is eight months).

     The basic difference between the investment style used by Navellier & Associates, Inc. and the style used by the Mid Cap Growth Portfolio is that Navellier & Associates, Inc. is not restricted to investing in companies with capitalization between $1 Billion and $5 Billion and is not required to hold securities for at least three (3) months, whereas the Mid Cap Growth Portfolio is so restricted in its investments and intends to hold all securities for at least three (3) months. The basic investment style is a proprietary system of computer based screens to analyze over 7,000 stocks in order to determine which stocks to buy and sell (the "Navellier system"). Louis Navellier and his staff at Navellier & Associates, Inc. have used the Navellier system since 1987 to manage the private accounts under management.


     The following tables set forth composite performance data for Navellier & Associates, Inc. for all private accounts under its management during the dates indicated. The data is provided to illustrate the past performance of Navellier & Associates, Inc. in managing its private accounts based on the Navellier system, as measured against the S&P 500 Index and the Russell 2000 Index (of small cap companies).

                                        Navellier & Associates, Inc.  S&P 500
                                                                      Index

     1985 . . . . . . . . . . . . . . . . . . . . . . .  49.95%       31.84%
     1986 . . . . . . . . . . . . . . . . . . . . . .    31.2         18.66
     1987 . . . . . . . . . . . . . . . . . . . . . . .   8.05         5.24
     1988 . . . . . . . . . . . . . . . . . . . . . .    11.40        16.51
     1989 . . . . . . . . . . . . . . . . . . . . . . .  22.20        31.58
     1990 . . . . . . . . . . . . . . . . . . . . . . .  12.51        (3.15)
     1991 . . . . . . . . . . . . . . . . . . . . . . .  66.43        30.50
     1992 . . . . . . . . . . . . . . . . . . . . . . .   3.12         7.61
     1993 . . . . . . . . . . . . . . . . . . . . . . .  16.83        10.09
     1994 . . . . . . . . . . . . . . . . . . . . . . .   1.53         1.31
     1995 . . . . . . . . . . . . . . . . . . . . . . .  43.80        37.89
     1996 . . . . . . . . . . . . . . . . . . . . . . .  10.68        22.31
     January 1, 1997 - September 30, 1997 . . . . . . .  27.23        27.88



                                        Navellier & Associates, Inc.  S&P 500
                                                                      Index

     One Year                                            17.6%        40.39%
     Three Years                                         27.7         29.67
     Five Years                                          22.1         20.64
     Ten Years                                           16.5         14.66
     Since Inception                                     22.5         18.50

     For more information about calculation of the investment performance of each Portfolio, see the Statement of Additional Information.

                                MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES

     The Fund's Board of Trustees directs the business and affairs of each Portfolio of the Fund as well as supervises the Investment Advisor, Distributor, Transfer Agent and Custodian, as described below.

THE INVESTMENT ADVISOR

     Navellier Management, Inc. acts as the Investment Advisor to each of the seven existing Portfolios of the Fund although it retains Global Value Investors, Inc. as a Sub-advisor and Ram Kolluri as Portfolio Manager for the day-to-day investments of the Navellier International Equity Portfolio. Navellier Management, Inc. is the Investment Advisor to the Navellier Large Cap Growth Portfolio and has a consulting agreement with Robert Barnes, Ph.D. for analysis regarding large cap stocks. (See discussion below.) The Investment Advisor is registered as an investment adviser under the Investment Advisors Act of 1940. The Investment Advisor is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for each Portfolio except the International Equity Portfolio. The selection of securities for the International Equity Portfolio is made by the Sub-advisor Global Value Investors, Inc.'s Portfolio Manager, Ram Kolluri. Pursuant to a separate Administrative Services Agreement, the Investment Advisor provides each Portfolio of the Fund with certain administrative services, including accounting and bookkeeping services and supervising the Custodian's and Transfer Agent's activities and each Portfolio's compliance with its reporting obligations. The Investment Advisor may contract (and pay for out of its own resources including the administrative fee it receives) for the performance of such services to the Custodian, Transfer Agent, or others, and may retain all of its 0.25% administrative services fee or may share some or all of its fee with such other person(s). The Investment Advisor also provides each Portfolio of the Fund with a continuous investment program based on its investment research and management with respect to all securities and investments. The Investment Advisor will determine from time to time what securities and other investments will be selected to be purchased, retained, or sold by the various portfolios of the Fund, except that the Sub-advisor, Global Value Investors, Inc.'s Portfolio Manager, Ram Kolluri, will determine what securities and other investments will be selected for purchase, retention or sale by the International Equity Portfolio.

     The Investment Advisor is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). In 1987, Louis Navellier was in litigation with a business partner and on the advice of his then legal counsel, as part of a legal strategy, filed a personal bankruptcy petition in connection with that litigation. The bankruptcy petition was voluntarily dismissed by Mr. Navellier less than two months later with all creditors being paid in full. Louis G. Navellier is an affiliated person of the Fund and is also the sole owner of the Distributor, Navellier Securities Corp. Louis Navellier is also the sole shareholder of Navellier & Associates Inc. (See the Statement of Additional Information.) Navellier & Associates, Inc. is registered as an investment adviser with the Securities and Exchange Commission. Louis Navellier and Navellier & Associates, Inc., without admitting liability, did in the past agree to a two-week suspension in California and agreed to pay civil penalties to the States of California, Connecticut, and Maryland for allegedly not being properly registered as an investment adviser. Navellier Management, Inc. is also and has been since January 1994, the investment adviser to The Navellier Series Fund, an open-end diversified investment company. Louis Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

SUB-ADVISOR

     Global Value Investors, Inc. ("GVI") is the Sub-advisor to Navellier Management, Inc. in the investment management of the Navellier International Equity Portfolio. GVI is a New Jersey corporation of which Ram Kolluri is a principal, President and Chief Investment Officer. Mr. Kolluri is a portfolio manager and a principal of Global Value Investors, Inc. and has fifteen years experience as an investment manager. He specializes in value style investing using asset allocation among index funds. Since 1992, Mr. Kolluri has substantially researched the developments in Post-Modern Portfolio Theory, and has developed a proprietary Global Asset Allocation model that is value oriented and quantitative in nature. He presently manages client portfolios using an active country and passive equity index investing approach, and implements that approach in the world's major markets with country index funds which trade as securities in U.S. stock exchanges. Mr. Kolluri is responsible for the day-to-day selection of securities for investment by the Navellier International Equity Portfolio. His investment approach for the International Equity Portfolio is to purchase enhanced indexed securities in the international markets with growing cash flows; to purchase the securities when they are selling below their intrinsic values due to cyclical conditions; to hold the securities for market recognition of value; and to invest primarily in the developed markets using Global Tactical Asset Allocation Methodology for country selection.

     He earned his B.S. in Mathematics from Andhra University in India and an MBA in Finance from Pace University in New York, NY. He holds the designation of a Chartered Accountant from India and a Certified Financial Planner from the College of Financial Planning, Denver, Colorado. Mr. Kolluri is a member of the Alpha Group, a nationally recognized peer group of asset managers. He teaches as an adjunct faculty at the Bucks County Community College.

CONSULTANT

     Robert Barnes, Ph.D., is a consultant to Navellier Management, Inc. in the management of the Navellier Large Cap Growth Portfolio. Mr. Barnes has over 25 years experience as a trader and business analyst. He has authored twelve books and many articles on quantitative trading methods. He has developed customized computer programs for trading strategies and portfolio management. He is qualified as a mathematician and statistician for modeling, forecasting and simulating investment, government and other industry operations. He has acted as liaison between programmers and traders for investment companies. He has developed theories on price behavior, risk/reward statistics, derivatives, arbitrage strategies, forecasting functions and forensic techniques. Mr. Barnes earned his B.S. in mathematics with a minor in Economics at Rensselaer Polytechnic Institute and his M.S. in mathematics at Lehigh

University. He taught price discovery modeling strategies and portfolio management at The New School from 1981 - 1985.

     Mr. Barnes' investment approach is comprised of a two part trading style:
1) selection and 2) timing of entry and exit of stock positions. He selects stocks for trade by examining their growth rates in past trends, choosing those that have exhibited superior performance in the past in order to maximize return for the portfolio. He then uses a number of timing methods in order to enter and exit positions for those chosen stocks. These timing methods are continuously updated and optimized in order to maximize return and to reduce risk (by variation of timing points and diversifying across many stocks) in the portfolio.

     For information regarding the Fund's expenses and the fees paid to the Investment Advisor see "Expenses of the Fund".

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     On October 17, 1995, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund (the Navellier Aggressive Growth Portfolio) was subscribed to for purchase by Louis Navellier under an agreement dated October 17, 1995. Such subscription was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares). Louis Navellier is no longer a control person of the Navellier Aggressive Growth Portfolio; nor is he a control person of the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio, or any other portfolio of the Fund.

THE DISTRIBUTOR

     Navellier Securities Corp., acts as the Fund's Distributor and is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers ("NASD"). The Distributor renders its services to the Fund pursuant to a distribution agreement under which it serves as the principal underwriter of the shares of each existing Portfolio of the Fund. The Distributor may sell certain of the Fund's Portfolio shares by direct placements. Through a network established by the Distributor, each of the Fund's Portfolio shares may also be sold through selected broker-dealers. (For information regarding the Fund's expenses and the fees it pays to the Distributor, see "Expenses of the Fund" following.) Louis
G. Navellier, an affiliate of the Fund and the Investment Advisor, is an officer, director, and sole shareholder of the Distributor.

THE CUSTODIAN AND THE TRANSFER AGENT

     Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, telephone: (301) 657-1510 or (800) 622-1386, is Custodian for the Fund's
securities and cash and Transfer Agent for the Fund shares. The Distributor shall be responsible for the review of applications in order to guarantee that all requisite and statistical information has been provided with respect to the establishment of accounts.

                                 EXPENSES OF THE FUND

GENERAL

    Each Portfolio is responsible for the payment of its own expenses. These expenses are deducted from that Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Advisor (fees paid to the Sub-advisor and Consultant are paid by the Investment Advisor from its fees and are NOT paid by the Fund or the applicable Portfolio or by the shareholders), the Custodian and the Transfer Agent; Trustees' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Advisor under its investment advisory or expense reimbursement agreements with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets. The Investment Advisor may, but is not obligated to, from time to time advance funds, or directly pay, for expenses of the Fund and may seek reimbursement of or waive reimbursement of those advanced expenses.

COMPENSATION OF THE INVESTMENT ADVISOR

    The Investment Advisor receives an annual 1.25% fee for investment management of The Aggressive Growth Portfolio, an annual 1.25% fee for investment management of the Mid Cap Growth Portfolio, an annual 1.15% fee for investment management of the Aggressive Small Cap Portfolio, an annual 1.25% fee for investment management of the Small Cap Value Portfolio, an annual 1.15% fee for investment management of the Large Cap Growth Portfolio, an annual 0.75% fee for investment management of the Large Cap Value Portfolio, and an annual 1.25% fee for investment management of the International Equity Portfolio. Each fee is payable monthly, based upon each Portfolio's average daily net assets. These advisory fees are higher than those generally paid by most other investment companies. The Investment Advisor also receives a 0.25% annual fee for rendering administrative services to the Fund pursuant to an Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund.

DISTRIBUTION PLANS

    THE AGGRESSIVE GROWTH PORTFOLIO DISTRIBUTION PLAN

    The Aggressive Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio for expenses incurred for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Aggressive Growth Portfolio may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Aggressive Growth Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the Aggressive Growth Portfolio.
The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Aggressive Growth Portfolio's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Aggressive Growth Portfolio within the context of Rule 12b-1. The payments under the Plan are included in the maximum operating expenses which may be borne by the Aggressive Growth Portfolio.

    THE DISTRIBUTION PLANS FOR THE MID CAP GROWTH, THE SMALL CAP VALUE, THE LARGE CAP GROWTH, THE LARGE CAP VALUE AND THE INTERNATIONAL EQUITY PORTFOLIO

    The Mid Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio have each adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby each Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of the applicable Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of that particular Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of each particular portfolio's shares. Such payments are made monthly. Each 12b-1 fee includes, in addition to promotional activities, amounts each Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services for each such portfolio shall be 0.25% per year of the average daily net assets of each Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or each particular Portfolio directly. The 12b-1 Plan for each of these Portfolios also covers payments by the Distributor and Investment Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by each such Portfolio within the context of Rule 12b-1. The payments under the 12b-1 Plan for each of these Portfolios are included in the maximum operating expenses which may be borne by each of these Portfolios. Payments under the 12b-1 Plan for each of these Portfolios may exceed actual expenses incurred by the Distributor, Investment Advisor or others.

BROKERAGE COMMISSIONS

    The Investment Advisor may select selected broker-dealers to execute portfolio transactions for the Portfolios of the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. In addition, when selecting broker-dealers for Fund portfolio transactions, the Investment Advisor may consider the record of such broker-dealers with respect to the sale of shares of the Fund. (See the Statement of Additional Information.)

                               REPORTS AND INFORMATION

    The Fund will distribute to the shareholders of each Portfolio semi-annual reports containing unaudited financial statements and information pertaining to matters of each Portfolio of the Fund. An annual report containing financial statements for each Portfolio, together with the report of the independent auditors for each Portfolio of the Fund is distributed to shareholders each year. Shareholder inquiries should be addressed to The Navellier Performance Funds, at One East Liberty, Third Floor, Reno, Nevada 89501; Tel: (800) 887-8671, or to the Transfer Agent, Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, Telephone: (301) 657-1510 or (800) 622-1386.

                                DESCRIPTION OF SHARES

    The Fund is a Delaware business trust organized on October 17, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Board of Trustees has the power to designate one or more classes ("Portfolios") of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such classes. Presently the Fund is offering shares of seven Portfolios - the Navellier Aggressive Growth Portfolio, the Navellier Mid Cap Growth Portfolio, the Navellier Aggressive Small Cap Portfolio, the Navellier Small Cap Value Portfolio, the Navellier Large Cap Growth Portfolio, the Navellier Large Cap Value Portfolio and the Navellier International Equity Portfolio, each of which is described above.

    The shares of each Portfolio, when issued, are fully paid and non-assessable, are redeemable at the option of the holder, are fully transferable, and have no conversion or preemptive rights. Shares are also redeemable at the option of each Portfolio of the Fund when a shareholder's investment, as a result of redemptions in the Fund, falls below the minimum investment required by the Fund (see "Redemption of Shares"). Each share of a Portfolio is equal as to earnings, expenses, and assets of the Portfolio and, in the event of liquidation of the Portfolio, is entitled to an equal portion of all of the Portfolio's net assets. Shareholders of each Portfolio of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio except as otherwise required by law or when the Board of Trustees determines that a matter to be voted upon affects only the interest of the shareholders of a particular Portfolio. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Fund is not required, and does not intend, to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of any Portfolio for the purpose of electing or removing Trustees.

    All shares (including reinvested dividends and capital gain distributions) are issued or redeemed in full or fractional shares rounded to the second decimal place. No share certificates will be issued. Instead, an account will be established for each shareholder and all shares purchased will be held in book-entry form by the Fund.

                             DIVIDENDS AND DISTRIBUTIONS

    All dividends and distributions with respect to the shares of any Portfolio will be payable in shares at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as return of capital, ordinary income or long-term capital gain for federal income tax purposes. Between the record date and the cash payment date, each Portfolio retains the use and benefits of such monies as would be paid as cash dividends.

    Each Portfolio will distribute all of its net investment income and net realized capital gains, if any, annually in December.

    If a cash payment is requested with respect to the Portfolio, a check will be mailed to the shareholder. Unless otherwise instructed, the Transfer Agent will mail checks or confirmations to the shareholder's address of record.

    The federal income tax laws impose a four percent (4%) nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in the federal income tax laws. Each Portfolio intends to comply with the distribution requirements and thus does not expect to incur the four percent (4%) nondeductible excise tax, although the imposition of such excise tax may possibly occur.

    Shareholders will have their dividends and/or capital gain distributions reinvested in additional shares of the applicable Portfolio(s) unless they elect in writing to receive such distributions in cash. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether they want dividends reinvested or distributed.

    The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. (See "Taxes" following.)

    In the case of foreign participants whose dividends are subject to U.S. income tax withholding and in the case of any participants subject to 31% federal backup withholding, the Transfer Agent will reinvest dividends after deduction of the amount required to be withheld.

    Experience may indicate that changes in the automatic reinvestment of dividends are desirable. Accordingly, the Fund reserves the right to amend or terminate this provision as applied to any dividend or distribution paid subsequent to written notice of the change sent to shareholders at least 90 days before the record date for such dividend or distribution.

                                        TAXES

FEDERAL TAXES

    Each Portfolio of the Fund is a separate taxpayer and intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 (relating to regulated investment companies) with respect to diversification of assets, sources of income, and distributions of taxable income and will elect to be taxed as a regulated investment company for federal income tax purposes.

    However, the Code contains a number of complex tests relating to qualification which a Portfolio might not meet in any particular year. For example, if a Portfolio derives 30% or more of its gross income from the sale of securities held for less than three months, it may fail to qualify. If a Portfolio did not so qualify, it would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

    Because each Portfolio of the Fund intends to distribute all of its net investment income and net realized capital gains at least annually, it is not expected that any Portfolio of the Fund will be required to pay federal income tax for any year throughout which it was a regulated investment company nor, for this reason, is it expected that any Portfolio will be required to pay the 4% federal excise tax imposed on regulated investment companies that fail to satisfy certain minimum distribution requirements. However, the possibility of federal or state income tax and/or imposition of the federal excise tax does exist.

    If a Portfolio pays a dividend in January of any year which was declared in the last three months of the previous year and was payable to shareholders of record on a specified date in such a month, the dividend will be treated as having been paid and received in the previous year.

    Dividends (other than capital gains dividends) will be taxable to shareholders as ordinary income, whether received in shares or cash and will, in the case of corporate shareholders, generally qualify for the dividends-received deduction to the extent paid out of qualifying dividends received by the Portfolio.

    Capital gains dividends will ordinarily be taxable to shareholders as long-term capital gain, regardless of how long they have held their shares. A dividend is a capital gains dividend if it is so designated by the Portfolio and is paid out of the Portfolio 's net capital gain (that is, the excess of the Portfolio's net long-term capital gain over its net short-term capital loss).

    Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

    If the Fund redeems some or all of the shares held by any shareholder, the transaction will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the Fund (determined for this purpose using certain specific rules of constructive ownership). If a redemption of shares is not treated as a sale or exchange, the amount paid for the shares will be treated as a dividend.

    If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain or loss will generally be treated as capital gain (long-term or short-term, depending upon the holding period for the redeemed shares).

    Shareholders will be subject to information reporting with respect to dividends and redemptions, and may be subject to backup withholding with respect to dividends at the rate of 31% unless (a) they are corporations or come within other exempt categories or (b) they provide correct taxpayer identification numbers, certify as to no loss of exemption from backup withholding, and otherwise comply with applicable requirements of the law relating to backup withholding. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders.

    The Fund may pay taxes to foreign countries with respect to dividends or interest it receives from foreign issuers or from domestic issuers that derive a substantial amount of their revenues in foreign countries, or such taxes may be withheld at the source by such issuers. The Fund will generally be entitled to deduct such taxes in computing its taxable income.

    The International Equity Portfolio may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on such Portfolio's investments, but may be taken as either a deduction or a credit by U.S. citizens and corporations.

    Investment by the International Equity Portfolio in certain "passive foreign investment companies" could subject that Portfolio to a U.S. federal income tax or other charge on distributions received from, or on the sale of its investment in, such a company. Such a tax cannot be eliminated by making distributions to the International Equity Portfolio shareholders. If such Portfolio elects to treat a passive foreign investment company as a "qualified electing fund," different rules will apply, although the International Equity Portfolio does not intend to invest in "passive foreign investment companies" and therefore does not expect to be in the position to make such elections.

    To the extent that such investments are permissible investments for the International Equity Portfolio, its transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the International Equity Portfolio, defer losses to such Portfolio, cause adjustments in the holding periods of such Portfolio's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

    If more than 50% of the International Equity Portfolio's assets at fiscal year-end are represented by debt and equity securities of foreign corporations, it may (and the International Equity Portfolio intends to) elect to permit shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their PRO RATA portion of qualified taxes paid by the Portfolio to foreign countries.

As a result, the amounts of foreign income taxes paid by such Portfolio would be treated as additional income to shareholders of such Portfolio for purposes of the foreign tax credit. Each such shareholder would include in gross income from foreign sources its PRO RATA share of such taxes. Certain limitations imposed by the Internal Revenue Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

STATE AND LOCAL TAXES

    Each Portfolio of the Fund may be subject to state or local taxation in jurisdictions in which it may be deemed to be doing business. Taxable income of each Portfolio of the Fund and its shareholders for state and local purposes may be different from taxable income calculated for federal income tax purposes.

    The foregoing is a general summary of possible federal, state and foreign tax consequences of investing in The Navellier Performance Funds to shareholders who are U.S. citizens or U.S. corporations. Each prospective investor is advised to consult his or her tax adviser for advice as to the federal, state, local and foreign taxation which may be applicable to such investor in connection with an investment in the Fund.

                            PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

    The Fund's various portfolio shares are sold to the general public on a continuous basis through the Distributor, the Transfer Agent and the Distributor's network of broker-dealers.

PURCHASE BY MAIL

    Investments in the Fund can be made directly to the Distributor or through the transfer agent - Rushmore Trust & Savings, FSB - or through selected securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

TO INVEST BY MAIL: Fill out an application designating which Portfolio you are investing in and make a check payable to "The Navellier Performance Funds." Mail the check along with the application to:

The Navellier Performance Funds
c/o Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814

    Purchases by check will be credited to an account as of the date the Portfolio's net asset value is next determined after receipt of payment and a properly completed account application. Foreign checks will not be accepted. Be certain to specify which Portfolio or Portfolios you are investing in.

    Purchase orders which do not specify the Portfolio in which an investment is to be made will be returned. (See "Purchase and Pricing of Shares - General Purchasing Information".) Net asset value per share is calculated once daily as of 4 p.m. E.S.T. on each business day. (See "Purchase and Pricing of Shares - Valuation of Shares".)

THE NAVELLIER PERFORMANCE FUNDS' PORTFOLIOS

    The shares of each Portfolio are sold at their net asset value per share next determined after an order in proper form (i.e., a completely filled out application form) is received by the Transfer Agent.

    If an order for shares of a Portfolio is received by the Transfer Agent by 4:00 p.m. on any business day, such shares will be purchased at the net asset value determined as of 4:00 p.m. New York Time on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4:00 p.m New York Time on the next business day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4:00 p.m. New York Time). Shares are entitled to receive any declared dividends on the day following the date of purchase.

PURCHASES THROUGH SELECTED DEALERS

    Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. New York Time on the day of determination. See "Valuation of Shares". If an investor's order is not transmitted and accepted by 4:00 p.m. New York Time, the investor must settle his or her entitlement to that day's net asset value with the Selected Dealer. Investors may also purchase shares of the Fund by telephone through a Selected Dealer by having the Selected Dealer telephone the Transfer Agent with the purchase order. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

    Certain selected Dealers may effect transactions in shares of the Portfolios through the National Securities Clearing Corporation's Fund/SERV system.

    Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is no sales load charged to the investor on purchases of the Fund's Portfolios, whether purchased through a Selected Dealer or directly through the Transfer Agent; there is however an ongoing Rule 12b-1 fee applicable to all portfolios (except as to the Aggressive Small Cap Portfolio).

    Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund at (800) 621-7874.

TO INVEST BY BANK WIRE:  Request a wire transfer to:

Rushmore Federal Savings Bank
Bethesda, MD
Routing Number 0550 71084
For Account of The Navellier Performance Funds
Account Number 029 385770

    AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510 BETWEEN 8:30 A.M. AND 4:00 P.M. NEW
YORK TIME AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELLED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THE FUND MAY INCUR.

    Such wire should identify the name of the Portfolio, the account number, the order number (if available), and your name.

TO INVEST BY AUTOMATIC MONTHLY INVESTMENT PLAN:

    Shareholders may make automatic monthly purchases of a Portfolio's shares by executing an automatic monthly withdrawal application authorizing his/her/its bank to transfer money from his/her/its checking account to the Transfer Agent for the automatic monthly purchase of shares of the Portfolio for the shareholder. There is no charge by the Portfolio for this automatic monthly investment plan and the shareholder can discontinue the service at any time.

GENERAL PURCHASING INFORMATION

    Each of the existing Portfolios of the Fund has established a minimum initial investment of $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and $100 for subsequent investments in any Portfolio. Orders for shares may be made by mail by completing the Account Application included with this Prospectus and mailing the completed application and the payment for shares to the Transfer Agent. Documentation in addition to the information required by the Account Application may be required when deemed appropriate by the Fund and/or the Transfer Agent and the Account Application will not be deemed complete until such additional information has been received. The Fund reserves the right to not accept an applicant's proposed investment in any of the Fund's shares.

VALUATION OF SHARES

    The net asset value of the shares of each Portfolio of the Fund are determined once daily as of 4 p.m. New York Time, on days when the New York Stock Exchange is open for trading. In the event that the New York Stock Exchange or the national securities exchanges on which Portfolio stocks are traded adopt different trading hours on either a permanent or temporary basis, the Trustees of the Fund will reconsider the time at which net asset value is to be computed. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of the Portfolio. The price at which a purchase is effected is based on the next calculation of net asset value after the order is received.

    In determining the value of the assets of each Portfolio, the securities for which market quotations are readily available are valued at market value. Debt securities (other than short-term obligations) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. All other securities and assets are valued at their fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                 REDEMPTION OF SHARES

GENERAL

    A shareholder may redeem shares of each Portfolio at the net asset value next determined after receipt of a notice of redemption in accordance with the procedures set forth below and compliance with the further redemption information and/or additional documentation requirements described in this Section. As used in this Prospectus, the term "business day " refers to those days on which stock exchanges trading stocks held by the Fund are open for business. The Fund may change the following procedures at its discretion.

    The shareholder will not be credited with dividends on those shares being redeemed for the day on which the shares are redeemed by the Portfolio (but will be credited with dividends on the day such shares were purchased). A check for the proceeds of redemption will normally be mailed within seven days of receipt of any redemption request received by the Transfer Agent. If shares to be redeemed were purchased by check, the Fund may delay transmittal of redemption proceeds only until such times as it is reasonably assured that good payment has been collected for the purchase of such shares, which may be up to 15 days from purchase date. Such delays can be avoided by wiring Federal Funds in effecting share purchases.

    If a shareholder wishes to redeem his or her entire shareholdings in a Portfolio, he or she will receive, in addition to the net asset value of shares, all declared but unpaid dividends thereon. The net asset value of the shares may be more or less than a shareholder's cost depending on the market value of the Portfolio securities at the time of the redemption.

REDEMPTION BY MAIL

    A shareholder may redeem shares by mail on each day that the New York Stock Exchange is open by submitting a written redemption request to:

The Navellier Performance Funds
c/o Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD  20814

    The request for redemption should include the name of the Portfolio, the account name and number, and should be signed by all registered owners of the shares in the exact names in which they are registered. Each request should specify the number or dollar amount of shares to be redeemed or that all shares in the account are to be redeemed.

REDEMPTIONS BY TELEPHONE

    If you have indicated on your Account Application that you wish to establish telephone redemption privileges, you may redeem shares by calling the Transfer Agent at 1-800-622-1286 by 4:00 p.m. New York Time on any day the New York Stock Exchange is open for business.

    If any account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Portfolio of the Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include giving some form of personal identification prior to acting on the telephone instructions. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By requesting telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire transfer the redemption proceeds. You cannot redeem shares by telephone until 30 days after you have notified the Transfer Agent of any change of address.

    Telephone redemption is not available for shares held in IRAs. Each Portfolio may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

FURTHER REDEMPTION INFORMATION

    Additional documentation (i.e., signature guarantee for redemptions in excess of $1,000 or verification identification when redemption is by telephone) regarding a redemption by any means may be required when deemed appropriate by the Fund and/or the Transfer Agent, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received. An investor should contact the Fund or the Transfer Agent to inquire what, if any, additional documentation may be required.

    The Fund reserves the right to modify any of the methods of redemption upon 30 days' written notice to shareholders.

    Due to the high cost of maintaining accounts of less than $2,000 ($500 for IRA or other qualifying plan accounts), the Fund reserves the right to redeem shares involuntarily in any such account at their then current net asset value. Shareholders will first be notified and allowed 30 days to make additional share purchases to bring their accounts to more than $2,000 ($500 for IRA or other qualifying plan accounts). An account will not be redeemed involuntarily if the balance falls below $2,000 ($500 for IRA or other qualifying plan accounts) by virtue of fluctuations in net asset value rather than through investor redemptions.

    Under certain circumstances (i.e., when the applicable exchange is closed or trading has been restricted, etc.), the right of redemption may be suspended or the redemption may be satisfied by distribution of portfolio securities rather than cash if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund. Information as to those matters is set forth in the Statement of Additional Information.


    Investors may redeem their shares and instruct the Fund or Transfer Agent, in writing or by telephone, to either deposit the redemption proceeds in the money market mutual fund - Fund for Government Investors, Inc. - a regulated investment company custodied by Rushmore Trust & Savings, FSB, pending further instructions as to the investor's desire to subsequently reinvest in the Fund or the investor may direct some other disposition of said redemption proceeds.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

    The owner of $25,000 or more worth of the shares of any Portfolio may provide for the payment from his/her account of any requested dollar amount (but not less than $1,000) to him/her or his/her designated payee monthly, quarterly, or annually. Shares will be redeemed on the last business day of each month. Unless otherwise instructed, the Transfer Agent will mail checks to the shareholder at his/her address of record. A sufficient number of shares will be redeemed to make the designated payment.

                      CERTAIN SERVICES PROVIDED TO SHAREHOLDERS

STATEMENTS OF ACCOUNT

    Statements of Account for each Portfolio will be sent to each shareholder at least quarterly.

DIVIDEND ELECTION

    A shareholder may elect to receive dividends in shares or in cash. If no election is made, dividends will automatically be credited to a shareholder's account in additional shares of the Portfolio to which such dividend relates.

EXCHANGE PRIVILEGES

    Shares of each Portfolio in this Fund may be exchanged for one another at net asset value. Exchanges among portfolios of the Fund may be made only in those states where such exchanges may legally be made. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on the net asset value next determined of the shares involved in the exchange. Only one exchange in any 30-day period is permitted. The Fund reserves the right to restrict the frequency or otherwise modify, condition, terminate, or impose charges upon the exchange, upon 60 days' prior written notice to shareholders. Exchanges between Portfolios will be subject to a $5 exchange fee after five (5) exchanges per year. There is a limit of ten (10) exchanges per year. Exchanges will be effected by the redemption of shares of the Portfolio held and the purchase of shares of the other Portfolio. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss, if any, may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. For this purpose, however, a shareholder's cost basis may not include the sales charge, if any, if the exchange is effectuated within 90 days of the acquisition of the shares. Shareholders wishing to make an exchange should contact the Transfer Agent. Exchange requests in the form required by the Transfer Agent and received by the Transfer Agent prior to 4:00 p.m. New York Time will be effected at the next determined net asset value.

                                ADDITIONAL INFORMATION

    The Statement of Additional Information, available upon request, without charge from the Fund, provides a further discussion of certain sections of the Prospectus and other information which may be of interest to certain investors. This Prospectus and the Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission with respect to the securities being sold, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

    Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Statement of Additional Information and the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                              ASSENT TO TRUST INSTRUMENT

    Every Shareholder, by virtue of having purchased a Share or Interest shall become a Shareholder and shall be held to have expressly assented and agreed to be bound by the terms hereof.

INVESTMENT ADVISOR

Navellier Management, Inc.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

DISTRIBUTOR                                      THE NAVELLIER PERFORMANCE FUNDS

Navellier Securities Corp.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

INDEPENDENT AUDITORS

Tate, Weller & Baker
Certified Public Accountants
2 Penn Center Plaza, Suite 700
Philadelphia, PA  19102-1707
(215) 568-2209

TRANSFER AGENT AND CUSTODIAN

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386

COUNSEL

Samuel Kornhauser
Law Offices of Samuel Kornhauser
155 Jackson Street, Suite 1807
San Francisco, CA 94111
(415) 981-6281

SALES INFORMATION

Navellier Securities Corp.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

SHAREHOLDER INQUIRIES

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386                                                  October 31, 1997


NAVELLIER                                    NEW ACCOUNT APPLICATION        FOR A RETIREMENT ACCOUNT APPLICATION CALL 800-887-8671
PERFORMANCE                                 -------------------------------------------------------------------------------------
FUNDS                                       800-887-8671
MAIL APPLICATION & CHECKS TO:
The Navellier Performance Funds
c/o Rushmore Trust & Savings
4922 Fairmont Ave.
Bethesda, MD  20814
800-622-1386
---------------------------------------     -------------------------------------------------------------------------------------

REGISTRATION                                1. Individual
                                                          -----------------------------------------------------------------------
  / /    Individual                                             First Name                Initial               Last Name
         Use lines 1 & 3

  / /    Joint Account with                 2. Joint Tenant
         Rights of Survivor                                 ---------------------------------------------------------------------
         Lines 1, 2 & 3                                         First Name                Initial               Last Name
                                                            Rights of survivor will be applied unless otherwise indicated
  / /    Joint Account with
         Tenancy in Common                  3. Social Security No.                                    Date of Birth
         Lines 1, 2 & 3                                            ----------------------------------               -------------
                                                                   S.S.# to be used for tax purposes
  / /    Gift to Minor                      4. Uniform Gift to Minor
         Lines 4 & 5                                                 ------------------------------------------------------------
OR                                                                             Custodian's Name / State
  / /    Corporations,                      5.
         Partnerships,                         ----------------------------------------------------------------------------------
         Trusts & Others                         Minor's Name          Minor's Social Security No.          Date of Birth
         Lines 6 & 7                        6.
                                               ----------------------------------------------------------------------------------
                                                           Name of Corporation or Entity                    Tax ID Number

                                            7. Registration Type:    ___ Corporation    ___ Partnership
                                                 ___ Unincorporated Association          ___ Trust - Date of Trust _______________

                                            Please include a copy of the first and last pages of your trust agreement.
---------------------------------------     -------------------------------------------------------------------------------------
MAILING ADDRESS                             Street or P.O. Box
                                                               ------------------------------------------------------------------
COMPLETE IF DIFFERENT FROM                  City                                     State                Zip
ABOVE ADDRESS LABEL                              ---------------------------------         ------------       -------------------


                                            Telephone:   Home                                  Work
                                                              --------------------------------      -----------------------------
                                            Your Residency:    / /  U.S.        / / Resident Alien     / / Non-Resident Alien

                                            Specify Country
---------------------------------------                    ----------------------------------------------------------------------

---------------------------------------     -------------------------------------------------------------------------------------
                                                      Portfolio                     Amount
INVESTMENT                                            ---------                     ------

MAKE CHECK PAYABLE TO:                      / /  Navellier Aggressive Growth Portfolio             $_____________
THE NAVELLIER PERFORMANCE                   / /  Navellier Mid Cap Growth Portfolio                $_____________
FUNDS                                       / /  Navellier Aggressive Small Cap Portfolio          $_____________
                                            / /  Navellier Small Cap Value Portfolio               $_____________
                                            / /  Navellier Large Cap Growth Portfolio              $_____________
                                            / /  Navellier Large Cap Value Portfolio               $_____________
                                            / /  Navellier International Equity Portfolio          $_____________

                                            / / By check $                           / / By wire $
                                                           ------------------                      ------------------------------

                                            From Account No.
                                                             --------------------------------------------------------------------
                                            Minimum initial investment is $2,000 ($500 for IRAs, call 800-887-8671 for an IRA application).  Make checks payable to The Navellier Performance Funds.  Call
                                            800-622-1386 for wiring instructions or see the prospectus.

---------------------------------------     -------------------------------------------------------------------------------------
DIVIDENDS                                   / / Reinvest dividends and capital gains.
AND CAPITAL GAINS                           / / Reinvest dividends, pay capital gains.
DISTRIBUTIONS                               / / Pay dividends and capital gains in cash.
                                            / / Pay dividends, reinvest capital gains.

                                            All dividends and capital gains distributions will be reinvested if no box is checked.
                                            All distributions will be reinvested if a withdrawal plan is elected.
---------------------------------------     -------------------------------------------------------------------------------------
INVESTOR FINANCIAL
& INVESTMENT INFO.
REQUIRED BY NASD                            Annual Income: $                               Net Worth: $
                                                             -------------------------                  -------------------------
                                            Investment Objective:   / / Growth             / / Value
---------------------------------------     -------------------------------------------------------------------------------------
SHAREHOLDER                                 Telephone/Expedited Redemption - PLEASE CHECK ALL THAT APPLY.  These privileges are
PRIVILEGES                                  subject to the terms set forth in the Prospectus.
                                            / /  Yes, I would like to be able to redeem shares by telephone.
                                            / /  Deposit redemption proceeds in the money market mutual fund, Fund for Government
                                                  Investors, Inc., custodied by Rushmore Trust & Savings, FSB.
                                            / /  Wire redemption proceeds to:
                                           Name of Bank

                                              --------------------------------------     ----------------------------------------
                                                           Type of Account                               Account Number
                                            / /  Mail a check to my address indicated above.
---------------------------------------     -------------------------------------------------------------------------------------
SYSTEMATIC      / /  YES                    A Systematic Withdrawal Plan is available for accounts with an underlying share
WITHDRAWAL      / /  NO                     value of $25,000 or more.
PLAN                                        If this plan is elected, all distributions will be automatically reinvested.
                                            Minimum withdrawal is $1,000.
OPTIONAL
                                            Amount of payment $
                                                                -------------------------
                                            Payments made:     / / Monthly     / / Quarterly     / / Annually
                                            Payments to commence the 2nd business day of:
                                                                                         --------------------------
                                            Month, Year
                                            If checks are to be sent to another address or paid to someone other than the registered owner shown on application, please provide the following:

                                            Name:
                                                 --------------------------------------------------------------------------------
                                            Address:
                                                    -----------------------------------------------------------------------------
---------------------------------------     -------------------------------------------------------------------------------------

---------------------------------------     -------------------------------------------------------------------------------------
BROKER                                      Firm
INFORMATION                                      --------------------------------------------------------------------------------

IF SHARES ARE BEING PURCHASED               Mailing Address                                               City
THROUGH A SERVICE AGENT,                                    --------------------------------------------       ------------------
AGENT SHOULD COMPLETE THIS                  State                                          Zip                  Phone
SECTION.                                          ---------------------------------------      ---------------        -----------

                                            Dealer Code                       Office Code                 Rep. Number
                                                        ---------------------             --------------              -----------
                                            Agent Name                                  Agent Signature:
                                                       -------------------------------                   ------------------------
---------------------------------------     -------------------------------------------------------------------------------------
SIGNATURES                                     I/We authorize Rushmore Trust & Savings, FSB, as custodian and transfer agent for
& CERTIFICATION                             The Navellier Performance Funds, to honor any requests made in accordance with the terms of this application, and I/we further affirm that, subject to any limitations
Confirmation of Account                     imposed by applicable law, neither Rushmore Trust & Savings, FSB, nor The Navellier
Establishment:  Soon after all              Performance Funds shall be held liable by me/us for any loss, liability, cost, or
essential items are received by the         expense for acting in accordance with this application, or any section thereof.  I/We
custodian, a confirmation statement(s)      understand that all of the shareholder options described in this application are
showing account number(s), amount           subject to the terms set forth in the Prospectus.
received, shares purchased, and price
paid per share will be sent to the             I/WE CERTIFY THAT WE HAVE FULL RIGHT, POWER, AUTHORITY, AND LEGAL CAPACITY TO
registered shareholder.                     PURCHASE AND REDEEM SHARES AND AFFIRM THAT I/WE HAVE RECEIVED AND READ THE PROSPECTUS,
                                            AGREE TO ITS TERMS, AND HAVE NOT RELIED ON OR MADE MY/OUR DECISION TO INVEST IN THE
Subsequent Payments:  A new                 NAVELLIER PERFORMANCE FUNDS ON ANY WRITTEN OR ORAL INFORMATION OTHER THAN THE WRITTEN
application need not be submitted           INFORMATION CONTAINED IN THE PROSPECTUS, REGISTRATION STATEMENT AND STATEMENT OF
with additional payments to an              ADDITIONAL INFORMATION.  Under penalties of perjury, I/we certify (i) that the number
existing account if a current applica-      shown on this form is my/our correct Social Security Number or Taxpayer Identification
tion is on file with the custodian.         Number and (ii) that (1) I/we are not subject to backup withholding either because
Subsequent purchases should be iden-        I/we have not been notified by the Internal Revenue Service that I/we are subject to
tified by account number and account        backup withholding as a result of a failure to report all interest or dividends, or
registration name.                          (2) the IRS has notified me/us that I am/we are no longer subject to backup withholding.  IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                                            BACKUP WITHHOLDING STRIKE OUT PHRASE (2) ABOVE.


                                            X
                                              ---------------------------------------------------------------
                                               Signature as it appears on Line No. 1             Date

                                            X
                                               --------------------------------------------------------------
                                                 Joint Signature (if applicable)                 Date

                                        PART B

                           THE NAVELLIER PERFORMANCE FUNDS

                         STATEMENT OF ADDITIONAL INFORMATION

                                DATED OCTOBER 31, 1997

    This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The Navellier Performance Funds (the "Fund"), dated October 31, 1997, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities, Corp., One East Liberty, Third Floor, Reno, Nevada 89501;
Tel:  1-800-887-8671.


                                  TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . 1

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . 1

TRUSTEES AND OFFICERS OF THE FUND. . . . . . . . . . . . . . . . . . . . 6

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . 9

THE INVESTMENT Advisor, DISTRIBUTOR,
  CUSTODIAN AND TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . .10

BROKERAGE ALLOCATION AND OTHER PRACTICES . . . . . . . . . . . . . . . .17

CAPITAL STOCK AND OTHER SECURITIES . . . . . . . . . . . . . . . . . . .19

PURCHASE, REDEMPTION, AND PRICING OF SHARES. . . . . . . . . . . . . . .20

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . .26

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .28

APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .31

                           GENERAL INFORMATION AND HISTORY

    The Fund is a business trust company organized under the laws of the State of Delaware on October 17, 1995.


                          INVESTMENT OBJECTIVES AND POLICIES

    INVESTMENT POLICIES. The investment objectives and policies of each Portfolio are described in the "Investment Objectives and Policies" section of the Prospectus. The following general policies supplement the information contained in that section of the Prospectus.

    CERTIFICATES OF DEPOSIT. Certificates of deposit are generally short-term, interest-bearing, negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

    TIME DEPOSITS. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

    BANKER'S ACCEPTANCES. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

    COMMERCIAL PAPER. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

    CORPORATE DEBT SECURITIES. Corporate debt securities with a remaining maturity of less than one year tend to become liquid and can sometimes be traded as money market securities.

    UNITED STATES GOVERNMENT OBLIGATIONS. Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have a maturity of greater than five years.

    Agencies of the United States government which issue or guarantee obligations include, among others, export-import banks of the United States, Farmers' Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, the Defense Security Assistance Agency of the Department of Defense, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, the Federal National Mortgage Associates, Federal Intermediate Credit Banks, Banks for Cooperatives, and the United States Postal Service. Some of the securities are supported by the full faith and credit of the United States government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

    STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

    In connection with the International Equity Portfolio's investment in securities or common stocks of foreign issuers, the International Equity Portfolio may invest in Index Futures of foreign countries while the Sub-advisor seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. The International Equity Portfolio may also invest in Index Futures when the Sub-advisor believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the International Equity Portfolio pending investment in such stocks when they do become available. Through the use of Index Futures, the International Equity Portfolio may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the International Equity Portfolio to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by the International Equity Portfolio. Certain provisions of the Internal Revenue Code may limit this use of Index Futures. The International Equity Portfolio may also invest in Index Futures in order to hedge its equity positions.


    INVESTMENT RESTRICTIONS. The Fund's fundamental policies as they affect a Portfolio cannot be changed without the approval of a vote of a majority of the outstanding securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the matter. Such a majority is defined as the lesser of (a) 67% or more of the voting shares of the Fund present at a meeting of shareholders of the Portfolio, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or
(b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions (except the percentage restrictions on borrowing and illiquid securities -- which percentage must be complied with) and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

    The following investment restrictions are fundamental policies of the Fund with respect to all Portfolios (unless otherwise specified below) and may not be changed except as described above. The various Portfolios of the Fund except as otherwise specified herein may not:

    1. Purchase any securities or other property on margin (except the International Equity Portfolio); PROVIDED, HOWEVER, that the Portfolios of the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities. The International Equity Portfolio may also, as noted in the Prospectus under the heading "Investing in Securities of Foreign Issuers" purchase Stock Index Futures and currency futures contracts on a limited basis.

    2. Make cash loans, except that the Fund may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

    3. Make securities loans, except that the Fund may make loans of the portfolio securities of any Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33-1/3% of the value of the total assets (taken at market value) of such Portfolio.

    4. Make investments in real estate or commodities or commodity contracts, including futures contracts, although the Fund may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Portfolio. The International Equity Portfolio may, as necessary, invest in futures contracts including Stock Index Futures and currency futures contracts.

    5. Invest in oil, gas, or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

    6. Purchase securities of companies for the purpose of exercising management or control.

    7. Participate in a joint or joint and several trading account in securities.

    8.   Issue senior securities or borrow money, except that the Fund may
(i) borrow money only from banks for any Portfolio for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Portfolio, and (ii) borrow money only from banks for any Portfolio for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and
(b) is subject to an agreement by the lender that any recourse is limited to the assets of that Portfolio with respect to which the borrowing has been made. As an operating policy, no Portfolio may invest in portfolio securities while the amount of borrowing of the Portfolio exceeds 5% of the total assets of such Portfolio.

    9. Pledge, mortgage, or hypothecate the assets of any Portfolio to an extent greater than 10% of the total assets of such Portfolio to secure borrowings made pursuant to the provisions of Item 8 above.

    10. Purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933), if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would then be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities.

    11. Invest more than 10% of the Aggressive Growth Portfolio's or of the Large Cap Growth Portfolio's assets in the securities of any single company or 25% or more of any portfolio's total assets in a single industry; invest more than 5% of the assets of the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio in securities of any single issuer.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions, except as to the 5%, 10% and 300% percentage restrictions on borrowing specified in Restriction Number 8 above.

    PORTFOLIO TURNOVER. Each Portfolio has a different expected annual rate of portfolio turnover which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater expenses to the Portfolio, including brokerage commission expenses, dealer mark-ups, and other transaction costs on the sale of securities, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. The portfolio turnover rate for the Navellier Aggressive Growth Portfolio for the period January 1, 1996 through December 31, 1996 was 169%. Because the Navellier Mid Cap Growth Portfolio, the Navellier Aggressive Small Cap Portfolio, the Navellier Small Cap Value Portfolio, the Navellier Large Cap Growth Portfolio, the Navellier Large Cap Value Portfolio and the Navellier International Equity Portfolio are new fund portfolios which have not been in operation for a year, no actual turnover rates can be given at this time. The Fund will attempt to limit the annual portfolio turnover rate of each Portfolio to 300% or less, however, this rate may be exceeded if in the Investment Advisor's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance. In Wisconsin an annual portfolio turnover rate of 300% or more is considered a speculative activity and under Wisconsin statutes could involve relatively greater risks or costs to the Fund.

                          TRUSTEES AND OFFICERS OF THE FUND

    The following information, as of October 31, 1997, is provided with respect to each trustee and officer of the Fund:



                             POSITION(S) HELD WITH                   PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS             REGISTRANT AND ITS AFFILIATES           DURING PAST FIVE YEARS
----------------             -----------------------------           ----------------------

Louis Navellier(1)           Trustee, President and Treasurer        Mr. Navellier is and has been
One East Liberty             of The Navellier Performance Funds.     the CEO and President of Navellier
Third Floor                  Mr. Navellier is also the CEO,          & Associates Inc., an investment
Reno, NV 89501               President, Secretary, and Treasurer     management company since 1988;
                             of Navellier Management, Inc., a        CEO and President of Navellier
                             Delaware corporation which is the       Management, Inc., an investment
                             Investment Advisor to the Fund.         management company since May 10,
                             Mr. Navellier is also CEO, President,   1993; CEO and President of Navellier
                             Secretary, and Treasurer of Navellier   International Management, Inc.,
                             Securities Corp., the principal         an investment management company,
                             underwriter of the Fund's shares.       since May 10, 1993; CEO and President
                                                                     of Navellier Securities Corp. since
                                                                     May 10, 1993; CEO and President of
                                                                     Navellier Fund Management, Inc., an
                                                                     investment management company, since
                                                                     November 30, 1995; and has been publisher
                                                                     and editor of MPT Review from August 1987
                                                                     to the present and was publisher and editor
                                                                     of the predecessor investment advisory
                                                                     newsletter OTC Insight, which he began in
                                                                     1980 and wrote through July 1987.

Arnold Langsen(2)            Trustee (however, Professor Langsen     Professor Langsen is Professor Emeritus
The Langsen Group, Inc.      is the President and a shareholder of   of Financial Economics, School of
of California                The Langsen Group, Inc. of California,  Business, California State University
637 Silver Lake Dr.          which corporation provides consulting   at Hayward (1973-1992); Visiting
Danville, CA 94526           services to Navellier & Associates      Professor, Financial Economics,
                             Inc.;                                   University of California at Berkeley
                                                                     (1984-1987).

Barry Sander                 Trustee                                 Currently the President and CEO of Ursa
695 Mistletoe Rd., #2                                                Major Inc., a stencil manufacturing firm
Ashland, OR 97520                                                    and has been for the past eight years.

Joel Rossman                 Trustee                                 Currently President and CEO of Personal
Personal Stamp                                                       Stamp Exchange, Inc., a manufacturer,
Exchange, Inc.                                                       designer and distributor of rubber
360 Sutton Place                                                     stamp products.  He has been President
Santa Rosa, CA                                                       and CEO of Personal Stamp Exchange
95407                                                                for the past 10 years.


                                                                      6


Jacques Delacroix            Trustee                                 Professor of Business Administration,
University of                                                        Leavy School of Business, Santa Clara
Santa Clara                                                          University (1983-present)
Santa Clara, CA


------------------------------
(1) This person is an interested person affiliated with the Investment Advisor.
(2) This person, although technically not an interested person affiliated with the Investment Advisor, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.

                                       OFFICERS

    The officers of the Fund are affiliated with the Investment Advisor and receive no salary or fee from the Fund. The Fund's disinterested Trustees are each compensated by the Fund with an annual fee, payable quarterly (calculated at an annualized rate), of $7,500. The Trustees' fees may be adjusted according to increased responsibilities if the Fund's assets exceed one billion dollars. In addition, each disinterested Trustee receives reimbursement for actual expenses of attendance at Board of Trustees meetings.

    The Fund does not expect, in its current fiscal year, to pay aggregate remuneration in excess of $60,000 for services in all capacities to any
(a) Trustee, (b) officer, (c) affiliated person of the Fund (other than the Investment Advisor), (d) affiliated person of an affiliate or principal underwriter of the Fund, or (e) all Trustees and officers of the Fund as a group.

    The Board of Trustees is permitted by the Fund's By-Laws to appoint an advisory committee which shall be composed of persons who do not serve the Fund in any other capacity and which shall have no power to dictate corporate operations or to determine the investments of the Fund. The Fund currently has no advisory committee.

--------------------------------------------------------------------------------
                                  REMUNERATION TABLE
--------------------------------------------------------------------------------
    Name                        Capacity In Which           Aggregate
                              Remuneration Received        Remuneration
                                                               From
                                                          Registrant and
                                                           Fund Complex
                                                          for the fiscal
                                                            year ended
                                                           December 31,
                                                               1996
--------------------------------------------------------------------------------
    Louis G. Navellier         Trustee, President,            $  0.00
                           Chief Executive Officer,
                                  and Treasurer
--------------------------------------------------------------------------------
    Barry Sander                    Trustee              $  7,500.00(1)
--------------------------------------------------------------------------------
    Arnold Langsen                  Trustee                   $  0.00
--------------------------------------------------------------------------------
    Joel Rossman                    Trustee              $  7,500.00(1)
--------------------------------------------------------------------------------
    Jacques Delacroix               Trustee              $  7,500.00(1)
--------------------------------------------------------------------------------


(1) Includes $7,500 annual salary and any reimbursement for out-of-pocket expenses. There were no out of pocket expense for fiscal 1996.

            CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    On October 17, 1995, in order to fulfill the requirements of
Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund was purchased by Louis Navellier under a subscription agreement dated October 17, 1995. Such subscription for acquisition was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares). Louis Navellier is no longer a control person of the Fund or of any Portfolio.

                    THE INVESTMENT ADVISOR, DISTRIBUTOR,
                        CUSTODIAN AND TRANSFER AGENT

    (a)  THE INVESTMENT ADVISOR

    The offices of the Investment Advisor (Navellier Management,
Inc.) are located at One East Liberty, Third Floor, Reno, Nevada
89501. The Investment Advisor began operation in May 1993 and only advises this Fund and The Navellier Series Fund.

         (i) The following individuals own the enumerated shares of outstanding stock of the Investment Advisor and, as a result, maintain control over the Investment Advisor:

                        Shares of Outstanding Stock   Percentage of
Name                    of the Investment Advisor     Outstanding Shares
----                    -------------------------     ------------------

Louis G. Navellier                1,000                     100%

         (ii) The following individuals are affiliated with the Fund, the Investment Advisor, and the Distributor in the following capacities:

Name                         Position
----                         --------

Louis G. Navellier           Trustee, President, and Treasurer of The
                             Navellier Series Fund; Director, CEO,
                             President, Secretary, and Treasurer of
                             Navellier Management, Inc.,; Director,
                             President, CEO, Secretary, and Treasurer of Navellier Securities Corp.; one of the Portfolio Managers of the Aggressive
                             Growth Portfolio, the Mid Cap Growth
                             Portfolio, the Aggressive Small Cap
                             Portfolio.

Alan Alpers                  Trustee and Secretary of The Navellier
                             Series Fund; one of the Portfolio
                             Managers of the Aggressive Growth
                             Portfolio, the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio.



Ram Kolluri                  Portfolio Manager for Global Value
                             Investors, Inc. - the Sub-advisor in
                             charge of the day-to-day investments of
                             the Navellier International Equity
                             Portfolio of The Navellier Performance
                             Funds.

Robert Barnes, Ph.D.         Consultant to Navellier Management,
                             Inc., the Investment Advisor for the
                             Large Cap Growth Portfolio of The
                             Navellier Performance Funds.

    (iii) The management fees payable to the Investment Advisor under the terms of the Investment Advisory Agreements (the "Advisory Agreements") between the Investment Advisor and the Fund are payable monthly and are based upon 1.25% of the Aggressive Growth Portfolio's, of the Mid Cap Growth Portfolio's, of the Small Cap Value Portfolio's and of the International Equity Portfolio's average daily net assets. The management fee payable to the Investment Advisor under the terms of the Advisory Agreement applicable to the Large Cap Value Portfolio is 0.75% of that Portfolio's average daily net assets. The management fees payable to the Investment Advisor under the terms of the Investment Advisory Agreements applicable to the Aggressive Small Cap Portfolio and to the Large Cap Growth Portfolio are 1.15% of the average daily net assets of each of those Portfolios. The Investment Advisor has the right, but not the obligation, to waive any portion or all of its management fee, from time to time.

    The Investment Advisor pays Global Value Investors, Inc. ("Sub-advisor") an annual sub-advisory fee of 0.625% of the average daily net assets of the International Equity Portfolio. Such sub-advisory fee is paid by the Investment Advisor and is not paid by the Fund or by the International Equity Portfolio. Since the International Equity Portfolio is a newly organized portfolio, no sub-advisory fees had been paid to Sub-advisor as of October 31, 1997.

    The Investment Advisor also pays Robert Barnes a consulting fee for consulting services and analysis of large cap securities in connection with the Large Cap Growth Portfolio. Investment Advisor pays Mr. Barnes an annual fee of 0.15% of the average daily net assets of the Large Cap Growth Portfolio. Such consulting fee is paid by the Investment Advisor and is not paid by the Fund or by the Large Cap Growth Portfolio. Since the Large Cap Growth Portfolio is a newly organized portfolio, no consulting fees had been paid to Mr. Barnes as of October 31, 1997.

    Navellier Management, Inc. was paid investment advisory fees for the following Portfolios in the following amounts for the following fiscal years:

 Navellier Aggressive Growth Portfolio
 -------------------------------------
 December 28, 1995 - December 31, 1995           $  10
                                                  ---------
 1996                                            $ 739,162
                                                  ---------

 Navellier Mid Cap Growth Portfolio
 ----------------------------------
 November 26, 1996 - December 31, 1996           $   1,107
                                                  ---------
 January 1, 1997 - June 30, 1997                 $  26,120
                                                  ---------

 Navellier Aggressive Small Cap Portfolio
 ----------------------------------------
 November 26, 1996 - December 31, 1996           $  0

 January 1, 1997 - June 30, 1997                 $   9,299
                                                  ---------

    Since the Small Cap Value Portfolio, the Large Cap Growth
Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio are newly organized portfolios, no investment advisory fees have been paid to the Investment Advisor for these Portfolios as of October 31, 1997.

    The Investment Advisor has agreed to waive reimbursement of all or a portion of the expenses advanced by it on behalf of the following portfolios for the following years if total operating expenses exceed the following amounts:

         Portfolio                Expense Limit                   Year(s)
         ---------                -------------                   -------

 Aggressive Growth Portfolio           2%                           1997
 Mid Cap Growth Portfolio              2%                           1997
 Aggressive Small Cap Portfolio     1.55%                           1997
 Small Cap Value Portfolio           2.0%                       1997 & 1998
 Large Cap Growth Portfolio          1.9%                       1997 & 1998
 Large Cap Value Portfolio           1.5%                       1997 & 1998
 International Equity Portfolio      2.0%                       1997 & 1998

    Navellier Management, Inc. waived reimbursement of all expenses it had advanced to the Fund for fiscal year 1996. During the six month period ended June 30, 1997, the Investment Advisor paid operating expenses of $197,795, $36,034 and $44,152 for the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio, respectively. Under the terms of its operating expense agreement, the Investment Advisor requested and received reimbursements of $109,197, $5,224 and $1,213 from the Aggressive Growth Portfolio, Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio, respectively.

    Expenses not expressly assumed by the Investment Advisor under the Advisory Agreement are paid by the Fund. The Advisory Agreements list examples of expenses paid by the Fund for the account of the applicable Portfolio, the major categories of which relate to taxes, fees to Trustees, legal, accounting, and audit expenses, custodian and transfer agent expenses, certain printing and registration costs, and non-recurring expenses, including litigation.

    The Advisory Agreement provides that the Investment Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its investors except for losses (i) resulting from the willful misfeasance, bad faith, or gross negligence on its part, (ii) resulting from reckless disregard by it of its obligations and duties under the Advisory Agreement, or (iii) a loss for which the Investment Advisor would not be permitted to be indemnified under the Federal Securities laws.

    (iv) Pursuant to an Administrative Services Agreement, the Investment Advisor receives an annual fee of .25% of the value of the assets under management and provides or is responsible for the provision of certain administrative services to the Fund, including, among others, the preparation and maintenance of certain books and records required to be maintained by the Fund under the Investment Company Act of 1940. The Administrative Services Agreement permits the Investment Advisor to contract out for all of its duties thereunder; however, in the event of such contracting, the Investment Advisor remains responsible for the performance of its obligations under the Administrative Services Agreement. The Investment Advisor has entered into an agreement with Rushmore Trust & Savings, FSB, to perform, in addition to custodian and transfer agent services, some or all administrative services and may contract in the future with other persons or entities to perform some or all of its administrative services. All of these contracted services are and will be paid for by the Investment Advisor out of its fees or assets.

    In exchange for its services under the Administrative Services Agreement, the Fund reimburses the Investment Advisor for certain expenses incurred by the Investment Advisor in connection therewith but does not reimburse Investment Advisor (over the amount of 0.25% annual Administrative Services Fee) to reimburse it for fees Investment Advisor pays to others for administrative services. The agreement also allows Investment Advisor to pay to its delegate part or all of such fees and reimbursable expense payments incurred by it or its delegate.

    The Investment Advisory Agreements permit the Investment Advisor to act as investment adviser for any other person, firm, or corporation, and designates the Investment Advisor as the owner of the name "Navellier" or any use or derivation of the word Navellier. If the Investment Advisor shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" as part of its title may, solely at the Investment Advisor's option, be withdrawn.

    The Investment Advisor advanced the Fund's organizational expenses which were $126,000. The Fund has agreed to reimburse the Investment Advisor for the organizational and other expenses it advances, without interest, on a date or dates to be chosen at the sole discretion of Navellier Management, Inc., or the Investment Advisor can elect to waive reimbursement of some or all of such advances. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

    (b)  THE DISTRIBUTOR

    The Fund's Distributor is Navellier Securities Corp., a Delaware
Corporation organized and incorporated on May 10, 1993. Navellier Securities Corp. is registered as a broker-dealer with the Securities Exchange Commission and National Association of Securities Dealers and the various states in which this Fund's securities will be offered for sale by Distributor and will be registered with such agencies and governments before any Fund shares are sold by it. The Fund's shares will be continuously distributed by Navellier

Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a Distribution Agreement, dated October 17, 1995. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. The Distributor is responsible for any payments made to its registered representatives as well as the cost in excess of the 12b-1 fee (discussed below under "Distribution Plan") of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with the distribution of shares of the Fund.

DISTRIBUTION PLANS

    THE AGGRESSIVE GROWTH PORTFOLIO DISTRIBUTION PLAN

    The Aggressive Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio for expenses incurred for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Aggressive Growth Portfolio may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Aggressive Growth Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the Aggressive Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Aggressive Growth Portfolio's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Aggressive Growth Portfolio within the context of Rule 12b-1. The Distributor was paid $147,832 in 12b-1 fees during the twelve month period ended December 31, 1996 and was paid $109,188 in 12b-1 fees during the six months ended June 30, 1997. The payments under the Plan are included in the maximum operating expenses which may be borne by the Aggressive Growth Portfolio.

    Navellier Securities Corp. ("NSC") was paid $147,832 in 12b-1 fees during fiscal 1996 and spent $362,439 for advertising, $122,912 for printing, $47,557 for mailing (including mailing of prospectuses to other than current shareholders), $0 to underwriters, $80,630 to compensate dealers, $0 to compensate NSC sales and other personnel, $0 for interest and $21,968 in other expenses during fiscal 1996.

    Louis Navellier, the sole owner of Navellier Management, Inc. and the sole owner of Navellier Securities Corp., received a direct financial interest in the operation of the 12b-1 Plan.

    The Distribution Plans for The Mid Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio
    --------------------------------------------------------------------------

    The Mid Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio have each adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby each such Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of each such Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of each such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of each such Portfolio's Fund shares. Such payments are made monthly. Each 12b-1 fee includes, in addition to promotional activities, amounts that each such Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall be 0.25% per year of the average daily net assets of each such Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or each of the Portfolios directly. Each 12b-1 Plan for each such Portfolio also covers payments by the Distributor and Investment Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by each such Portfolio within the context of Rule 12b-1. The payments under each such 12b-1 Plan for each Portfolio are included in the maximum operating expenses which may be borne by each such Portfolio. Payments under each such 12b-1 Plan for each such Portfolio may exceed actual expenses incurred by the Distributor, Investment Advisor or others.

    The Distributor was paid $221 in 12b-1 fees during the twelve month period ended December 31, 1996 for services in connection with the Mid Cap Growth Portfolio. From January 1, 1997 through June 30, 1997, the Distributor has been paid $5,224 for services in connection with Mid Cap Growth Portfolio. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent. Louis Navellier has a direct financial interest in the operation of each of these 12b-1 Plans.

    (c)  THE CUSTODIAN AND TRANSFER AGENT

    Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund.

    (d)  LEGAL COUNSEL

    The Law Offices of Samuel Kornhauser is legal counsel to the Fund, to the Investment Advisor and to the Distributor.

                  BROKERAGE ALLOCATION AND OTHER PRACTICES

    In effecting portfolio transactions for the Fund, the Investment Advisor adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Advisor may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Advisor determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities; furnishing analysis and reports concerning issuers, industries, economic facts and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Investment Advisor are considered to be in addition to and not in lieu of services required to be performed by the Investment Advisor under its contract with the Fund and may benefit both the Fund and other clients of the Investment Advisor or customers of or affiliates of the Investment Advisor. Conversely, brokerage and research services provided by brokers to other clients of the Investment Advisor or its affiliates may benefit the Fund.

    If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

    The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Advisor in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to obtaining best prices and executions, effected through dealers who sell shares of the Fund.

    The Board of Trustees of the Fund will periodically review the performance of the Investment Advisor of its respective responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

    The Board of Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. At present, no recapture arrangements are in effect. The Board of Trustees will review whether recapture opportunities are available and are legally permissible, and, if so, will determine, in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

                     CAPITAL STOCK AND OTHER SECURITIES

    The rights and preferences attached to the shares of each Portfolio are described in the Prospectus. (See "Description of Shares".) The Investment Company Act of 1940 requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts, and the election of Trustees from the separate voting requirements of the Rule.

                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

    REDEMPTION OF SHARES. The Prospectus, under "Redemption of Shares" describes the requirements and methods available for effecting redemption. The Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange or any other applicable exchange, is closed (other than a customary weekend and holiday closing),
(b) when trading on the New York Stock Exchange, or any other applicable exchange, is restricted, or an emergency exists as determined by the Securities and Exchange Commission ("SEC") or the Fund so that disposal of the Fund's investments or a fair determination of the net asset values of the Portfolios is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.

    The Fund normally redeems shares for cash. However, the Board of Trustees can determine that conditions exist making cash payments undesirable. If they should so determine (and if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund), redemption payments could be made in securities valued at the value used in determining net asset value. There generally will be brokerage and other costs incurred by the redeeming shareholder in selling such securities.

    DETERMINATION OF NET ASSET VALUE. As described in the Prospectus under "Purchase and Pricing of Shares - Valuation of Shares," the net asset value of shares of each Portfolio of the Fund is determined once daily as of 4 p.m. New York time on each day during which the New York Stock Exchange, or other applicable exchange, is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board of Trustees of the Exchange reserves the right to change this schedule. In the event that the New York Stock Exchange or the national securities exchanges on which small cap equities are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Fund will reconsider the time at which net asset value is to be computed.

    VALUATION OF ASSETS. In determining the value of the assets of any Portfolio of the Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported - as is the case with many securities traded over-the-counter - the last reported bid price. Debt securities (other than short-term obligations, i.e., obligations which have 60 days or less left to maturity, which are valued on the basis of amortized cost) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by a pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics, and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees.

                                    TAXES

    In the case of a "series fund" (that is, a regulated investment company having more than one segregated portfolio of investments the beneficial interests in which are owned by the holders of a separate series of stock), each investment portfolio is treated as a separate corporation for federal income tax purposes. The Fund will be deemed a series fund for this purpose and, thus, each Portfolio will be deemed a separate corporation for such purpose.

    Each Portfolio of the Fund intends to qualify as a regulated investment company for federal income tax purposes. Such qualification requires, among other things, that each Portfolio (a) make a timely election to be a regulated investment company, (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities (including options and futures) or foreign currencies, (c) derive less than 30% of its gross income from the sale or other disposition within three months of purchase of (i) stock or securities,
(ii) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (iii) foreign currencies or options, futures, or forward contracts on foreign currencies that are not directly related to its principal business of investing in stocks or securities (or options and futures with respect to stocks or securities), and (d) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of its assets is represented by cash, government securities, securities of other regulated investment companies, and securities of one or more other issuers (to the extent the value of the securities of any one such issuer owned by the Portfolio does not exceed 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than government securities and securities of other regulated investment companies) of any one industry. These requirements may limit the ability of the Portfolios to engage in transactions involving options and futures contracts.

    If each Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its "investment company taxable income" (calculated by excluding the amount of its net capital gain, if any, and by excluding the dividends-received and net operating loss deductions) or "net capital gain" (the excess of its long-term capital gain over its net short-term capital loss) which is distributed to shareholders. In determining taxable income, however, a regulated investment company holding stock on the record date for a dividend is required to include the dividend in income on the later of the ex-dividend date or the date of acquisition.

    Dividends paid out of net investment income and net short-term capital gains of a Portfolio will be taxable to shareholders as ordinary income regardless of whether such distributions are reinvested in additional shares or paid in cash. If a portion of a Portfolio's net investment income is derived from dividends from domestic corporations, a corresponding portion of the dividends paid out of such income may be eligible for the dividends-received deduction. Corporate shareholders will be informed as to the portion, if any, of dividends received by them which will qualify for the dividends-received deduction.

    Dividends paid out of the net capital gain of a Portfolio that are designated as capital gain dividends by the Fund will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares. Such dividends will not be eligible for the dividends-received deduction. If shares of the Fund to which such capital gains dividends are attributable are held by a shareholder for less than 31 days and there is a loss on the sale or exchange of such shares, then the loss, to the extent of the capital gain dividend or undistributed capital gain, is treated as a long-term capital loss.

    All distributions, whether received in shares or cash, must be reported by each shareholder on his federal income tax return. Taxable dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been paid by the Fund and received by such shareholders on December 31 of the year if such dividend is actually paid by the Fund during January of the following year.

    Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

    The redemption of all or part of the shares of a series held by any shareholder will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the related Portfolio (determined for this purpose using certain specific rules of constructive ownership). Any redemption that does not substantially reduce a shareholder's percentage ownership interest in a Portfolio may be treated as a dividend.

    If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain will generally be treated as capital gain (long-term or short-term, depending upon the shareholder's holding period for the redeemed shares).

    The exchange of the shares in one Portfolio for shares in another Portfolio will be treated as a taxable exchange for federal income tax purposes. If the exchange occurs within 90 days of the acquisition of the original shares, however, the shareholder's basis in the original shares will not include the sales charge, if any, to the extent such charge does not exceed the amount that would have been charged on the acquisition of the second-acquired shares if such shares were acquired directly. To the extent that the sales charge, if any, paid upon acquisition of the original shares is not taken into account in determining the shareholder's gain or loss from the disposition of the original shares, it is added to the basis of the newly acquired shares.

    On or before January 31 of each year, the Fund will issue to each person who was a shareholder at any time in the prior year a statement of the federal income tax status of all distributions made to such shareholder.

    Shareholders who fail to provide correct taxpayer identification numbers or fail to certify as to no loss of exemption from backup withholding or otherwise fail to comply with applicable requirements of the law relating to backup withholding will be subject to backup withholding with respect to dividends at the rate of 31% unless they are corporations or come within other exempt categories. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders. All shareholders should consult their own tax advisers with regard to the tax consequences applicable to their respective investments in the Fund.

    The foregoing discussion relates solely to United States federal income tax laws as applicable to United States persons (that is, citizens and residents of the United States and domestic corporations, partnerships, trusts, and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the United States and non-United States tax consequences of ownership of shares, including the possibility that distributions by the Fund may be subject to a United States withholding tax at the rate of 30% (or at a lower rate under an applicable United States income tax treaty).

    Each Portfolio will be subject to a nondeductible excise tax for any year equal to 4% of the "required distribution" for the year over the "distributed amount" for the year. For this purpose, the term "required distribution" means, with respect to any year, the sum of (a) 98% of the Portfolio's "ordinary income" (that is, its taxable income determined by excluding its net capital gain, if any, by disallowing the dividends-received and net operating loss deductions, and by not taking into account any capital gain or loss), (b) 98% of its net capital gain income (that is, the excess of capital gains over capital losses) for the one-year period ending on December 31 of the year, and (c) the "prior year shortfall" (that is, the excess, if any, of the "grossed-up required distribution" for the prior year over the "distributed amount" for such year). For this purpose, the term "grossed-up required distribution" means, with respect to any year, the required distribution for the year (determined by including 100% of the Portfolio's ordinary income and capital gain net income) and the term "distributed amount" means, with respect to any year, the sum of
(a) the amount of dividends-paid or deemed paid during the year, (b) any amount on which the Portfolio is required to pay corporate tax for the year, and
(c) the excess, if any, of the distributed amount for the prior year over the required distribution for such year.

    The individual Portfolios will not be subject to tax in Delaware for any year in which they each qualify as a regulated investment company. They may, however, be subject to such tax for any year in which they do not so qualify and may be subject to tax in certain other states where they are deemed to be doing business. Moreover, distributions may be subject to state and local taxes. In those states which have income tax laws, the tax treatment of such Portfolios and the tax treatment of shareholders with respect to distributions may be different from the federal income tax treatment of such persons.

    If more than 50% of the International Equity Portfolio's assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the International Equity Portfolio may (and intends to) elect to permit shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their PRO RATA portion of qualified taxes paid by the International Equity Portfolio to foreign countries. As a result, the amounts of foreign income taxes paid by such Portfolio would be treated as additional income to shareholders of such Portfolio for purposes of the foreign tax credit. Each such shareholder would include in gross income from foreign sources its PRO RATA share of such taxes. Certain limitations imposed by the Internal Revenue Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

    The foregoing is a general summary of the federal income tax consequences of investing in the Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisors about the tax consequences of an investment in the Fund in light of each of each shareholder's particular tax situation. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

                                UNDERWRITERS

    The Fund's shares will be continuously distributed through Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a distribution agreement dated October 17, 1995. The Distributor has been selling this Fund's shares since December 28, 1995.

    The Distributor acts as the sole principal underwriter of the Fund's shares. Through a network established by the Distributor, the Fund's shares may also be sold through selected investment brokers and dealers. For a description of the Distributor's obligations to distribute the Fund's securities, see "The Investment Advisor, Distributor, Custodian and Transfer Agent - Distributor."

    The following table sets forth the remuneration received by Navellier Securities Corp. ("NSC"), the Distributor, (which is wholly owned by Louis Navellier) for the following years:






                             Underwriting
                            Discounts and        Compensation         Brokerage             Other
       Year                  Commissions       on Redemptions        Commissions         Compensation*
       ----                  -----------       --------------        -----------         -------------

        1995                    $  0                $  0                $  0                $  0
        1996                    $  0                $  0                $  0              $147,832
   January 1, 1997
   - June 30, 1997              $  0                $  0                $  0              $109,188

*   These "other compensation" amounts are 12b-1 fees paid to NSC.

                       CALCULATION OF PERFORMANCE DATA

    Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as total return on the applicable Portfolio.

    The average annual total return on such Portfolios represents an annualization of each Portfolio's total return ("T" in the formula below) over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 payment* ("P" in the formula below) made at the beginning of a one-, five-, or ten-year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("n" in the formula below). The following formula will be used to compute the average annual total return for the
Portfolio:

                                        n
                              P (1 + T)   = ERV

    In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

    The Navellier Aggressive Growth Portfolio had a total return of 22.62% for the fiscal year 1996 and had a total return of -1.71% for the six months ending June 30, 1997. The Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio are newly formed portfolios which have been in operation for less than one year and therefore, no performance figures for these portfolios are included.

    Performance information for the Portfolios shall reflect only the performance of a hypothetical investment in the Portfolios during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

    Each Portfolio may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, or other services, as having the same investment objectives. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks ("S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

As summarized in the Prospectus under the heading "Performance and Yield," the total return of each Portfolio may be quoted in advertisements and sales literature.

                            FINANCIAL STATEMENTS

                December 31, 1996 Audited Financial Statement

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS
AEROSPACE AND DEFENSE -- 1.38%
   40,000  Oregon Metallurgical Corp.*   $   1,290,000
                                         -------------
BUSINESS/MANAGEMENT SERVICES -- 2.92%
  100,000  FPA Medical Management,
             Inc.*                           2,237,500
   34,293  Sitel Corp.*                        484,389
                                         -------------
                                             2,721,889
                                         -------------
CHEMICALS -- 0.80%
   27,000  MacDermid, Inc.                     742,500
                                         -------------
COMPUTER HARDWARE -- 5.70%
   70,000  ENCAD, Inc.*                      2,887,500
   50,000  QLogic Corp.*                     1,287,500
   20,000  Western Digital Corp.*            1,137,500
                                         -------------
                                             5,312,500
                                         -------------
COMPUTER SOFTWARE -- 3.04%
   20,500  Aspen Technology, Inc.*           1,645,125
   30,000  Rational Software Corp.*          1,186,875
                                         -------------
                                             2,832,000
                                         -------------
DATA COMMUNICATIONS/NETWORKING -- 3.32%
   75,000  Davox Corp.*                      3,093,750
                                         -------------
DIVERSIFIED TECHNOLOGY -- 1.48%
   38,000  Zoltek Companies, Inc.*           1,382,250
                                         -------------
ELECTRONICS -- 3.11%
   50,000  Inacom Corp.*                     2,000,000
   84,000  Zytec*                              892,500
                                         -------------
                                             2,892,500
                                         -------------
HEALTHCARE -- 2.62%
   50,000  Safeskin Corp.*                   2,437,500
                                         -------------
HEAVY MACHINERY/CONSTRUCTION -- 3.76%
   78,000  Smith International, Inc.*        3,500,250
                                         -------------
HOME FURNISHINGS -- 1.07%
   50,000  Stanley Furniture Co., Inc.*        993,750
                                         -------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL AND COMMERCIAL SERVICES -- 7.50%
  100,000  DT Industries, Inc.           $   3,500,000
   90,000  SPX Corp.                         3,487,500
                                         -------------
                                             6,987,500
                                         -------------
METALS -- 2.27%
   35,000  Olympic Steel, Inc.*                888,125
   35,000  Reliance Steel and Aluminum
             Co.                             1,225,000
                                         -------------
                                             2,113,125
                                         -------------
NATURAL GAS -- 1.45%
   46,800  North Carolina Natural Gas
             Corp.                           1,351,350
                                         -------------
OIL -- 10.80%
   22,000  Cliffs Drilling Co.*              1,391,500
  140,000  Comstock Resources, Inc.*         1,820,000
   39,000  Ensco International, Inc.*        1,891,500
   30,000  KCS Energy, Inc.                  1,072,500
  130,000  Swift Energy Co.*                 3,883,750
                                         -------------
                                            10,059,250
                                         -------------
OIL AND GAS EXPLORATION -- 11.92%
  110,300  Global Industries, Ltd.*          2,054,338
  180,000  Marine Drilling Companies,
             Inc.*                           3,543,750
   20,000  Seacor Holdings, Inc.*            1,260,000
  120,000  UTI Energy Corp.*                 4,245,000
                                         -------------
                                            11,103,088
                                         -------------
PHARMACEUTICALS -- 10.04%
  103,600  Herbalife International,
             Inc.                            3,379,950
   60,800  Jones Medical Industries,
             Inc.                            2,226,800
   85,000  Medicis Pharmaceutical
             Corp.*                          3,740,000
                                         -------------
                                             9,346,750
                                         -------------
REAL ESTATE -- 1.99%
   75,000  Fairfield Communities, Inc.*      1,856,250
                                         -------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
AGGRESSIVE GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAILERS -- 17.24%
   90,000  Eagle Hardware and Garden,
             Inc.*                       $   1,867,500
  100,000  Equity Marketing, Inc.*           1,850,000
  150,000  Finish Line, Inc.*                3,168,750
  200,000  Paul Harris Stores, Inc.*         3,550,000
   61,500  Ross Stores, Inc.                 3,075,000
   42,700  West Marine, Inc.*                1,206,275
   62,500  Wet Seal, Inc.*                   1,335,937
                                         -------------
                                            16,053,462
                                         -------------
SEMICONDUCTORS AND RELATED -- 2.44%
   50,000  Vitesse Semiconductor Corp.*      2,275,000
                                         -------------
TECHNICAL SERVICES -- 1.34%
   30,000  Technology Solutions Co.*         1,245,000
                                         -------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 1.96%
   60,000  Pairgain Technologies, Inc.*  $   1,826,250
                                         -------------
VEHICLE PARTS AND EQUIPMENT -- 1.29%
   60,000  Miller Industries, Inc.*          1,200,000
                                         -------------
TOTAL COMMON STOCKS -- 99.44%
 (COST $82,787,597)                         92,615,914
                                         -------------
MUTUAL FUNDS -- 0.56%
  520,346  Fund for Government Investors
             (Cost $520,346)                   520,346
                                         -------------
TOTAL INVESTMENTS -- 100.00%
 (COST $83,307,943)                      $  93,136,260
                                         -------------
                                         -------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS
AGRICULTURAL -- 1.77%
    1,500  Grupo Industrial Maseca (ADR)  $    28,687
                                          ------------
AIRLINES -- 1.44%
    1,000  USAir Group, Inc.*                  23,375
                                          ------------
APPAREL/FABRIC -- 2.54%
    1,100  Jones Apparel Group, Inc.*          41,113
                                          ------------
AUTO/TRUCK MANUFACTURING -- 1.26%
      300  Paccar, Inc.                        20,400
                                          ------------
BANKING -- 7.43%
      500  Commerce Bancshares, Inc.           23,125
      500  Greenpoint Financial Corp.          23,625
      600  Provident Bancorp, Inc.             20,400
      500  Regions Financial Corp.             25,844
      300  Star Banc Corp                      27,562
                                          ------------
                                              120,556
                                          ------------
BEVERAGES -- 1.73%
      600  Panamerican Beverages, Inc.         28,125
                                          ------------
BUSINESS/MANAGEMENT SERVICES -- 1.70%
      800  Robert Half International,
             Inc.*                             27,500
                                          ------------
CASINOS/GAMING -- 1.46%
    1,300  International Game Technology       23,725
                                          ------------
CHEMICALS -- 1.50%
      600  Cytec Industries, Inc.*             24,375
                                          ------------
COMPUTER HARDWARE -- 3.94%
      700  Cognos, Inc.*                       19,688
      400  Gateway 2000, Inc.*                 21,425
      400  Western Digital Corp.*              22,750
                                          ------------
                                               63,863
                                          ------------
CONTAINERS AND PACKAGING -- 1.98%
    2,000  Jefferson Smurfit Corp.*            32,125
                                          ------------
COSMETICS/PERSONAL CARE -- 1.48%
      500  Alberto Culver Co.                  24,000
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED TECHNOLOGY -- 3.88%
    1,200  BMC Industries, Inc.           $    37,800
      400  Diebold, Inc.                       25,150
                                          ------------
                                               62,950
                                          ------------
ELECTRIC UTILITIES -- 1.29%
      500  Portland General Corp.              21,000
                                          ------------
ELECTRONICS -- 1.60%
      600  Hubbell, Inc.                       25,950
                                          ------------
ENERGY -- 3.15%
    2,200  NGC Corp.                           51,150
                                          ------------
FINANCIAL SERVICES -- 2.90%
      800  Alliance Capital Management,
             LP                                21,300
      400  Finova Financial Trust              25,700
                                          ------------
                                               47,000
                                          ------------
FOODS -- 2.99%
      500  Interstate Bakeries Corp.           24,562
      400  Vons Companies, Inc.*               23,950
                                          ------------
                                               48,512
                                          ------------
HEALTHCARE -- 1.91%
      700  Mallinckrodt, Inc.                  30,887
                                          ------------
HEAVY MACHINERY -- 1.66%
      600  Smith International, Inc.*          26,925
                                          ------------
HOUSEHOLD PRODUCTS -- 3.57%
    1,100  Fort Howard Corp.*                  30,456
      800  US Industries, Inc.*                27,500
                                          ------------
                                               57,956
                                          ------------
INDUSTRIAL AND COMMERCIAL
 SERVICES -- 1.40%
      400  Valspar Corp.                       22,650
                                          ------------
INSURANCE -- 6.33%
      400  Ace, Ltd.                           24,050
      400  Conseco, Inc.                       25,500

* NON-INCOME PRODUCING.
ADR -- AMERICAN DEPOSITORY RECEIPT

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS (CONTINUED)
      500  Mid Ocean, Ltd.                $    26,250
      400  Progressive Corp.                   26,950
                                          ------------
                                              102,750
                                          ------------
NATURAL GAS -- 3.63%
      700  Nicor, Inc.                         25,025
    2,200  Noram Energy Corp.                  33,825
                                          ------------
                                               58,850
                                          ------------
OFFICE EQUIPMENT/SUPPLIES -- 1.31%
      600  Avery Dennison Corp.                21,225
                                          ------------
OIL -- 3.38%
      600  Ensco International, Inc.*          29,100
      700  Parker and Parsley Petroleum
             Co.                               25,725
                                          ------------
                                               54,825
                                          ------------
OIL AND GAS EXPLORATION -- 6.29%
      500  Camco International, Inc.           23,063
    1,500  Global Marine, Inc.*                30,937
      500  Louisiana Land and
             Exploration                       26,813
      800  Reading and Bates Corp.*            21,200
                                          ------------
                                              102,013
                                          ------------
POWER SUPPLY -- 1.51%
      900  American Power Conversion
             Corp.*                            24,525
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)

RETAILERS -- 2.99%
      400  Ross Stores, Inc.              $    20,000
      600  TJX Companies, Inc.                 28,425
                                          ------------
                                               48,425
                                          ------------
TELECOMMUNICATIONS -- 3.65%
      600  Andrew Corp.*                       31,838
      900  Pairgain Technologies, Inc.*        27,394
                                          ------------
                                               59,232
                                          ------------
TOBACCO -- 1.58%
      800  Universal Corp.                     25,700
                                          ------------
UTILITIES -- 1.53%
      600  National Fuel Gas Co.               24,750
                                          ------------
TOTAL COMMON STOCKS -- 84.78% (COST
 $1,339,675)                                1,375,119
                                          ------------
MUTUAL FUNDS -- 15.22%
  246,952  Fund for Government Investors
             (Cost $246,952)                  246,952
                                          ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $1,586,627)                        $ 1,622,071
                                          ------------
                                          ------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        AGGRESSIVE     MID CAP
                                                                                          GROWTH       GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                       ------------  -----------
ASSETS
  Securities at Value (Note 1, see portfolios for cost information)..................  $ 93,136,260  $ 1,622,071
  Receivable for Securities Sold.....................................................     1,904,357           --
  Receivable for Shares Sold.........................................................       919,126       29,100
  Interest Receivable................................................................        15,266           29
  Dividends Receivable...............................................................         7,921        1,330
  Unamortized Organizational Costs (Note 1)..........................................       100,590           --
                                                                                       ------------  -----------
    Total Assets.....................................................................    96,083,520    1,652,530
                                                                                       ------------  -----------
LIABILITIES
  Payable for Shares Redeemed........................................................       366,219        8,740
  Payable for Securities Purchased...................................................       204,376           --
  Investment Advisory Fee Payable (Note 2)...........................................       103,779        1,107
  Administrative Fee Payable (Note 2)................................................        20,756          221
  Distribution Plan Fee Payable (Note 4).............................................        20,756          221
  Other Payables and Accrued Expenses................................................        20,756          221
  Organizational Expenses Payable to Adviser (Note 1)................................       100,590           --
                                                                                       ------------  -----------
    Total Liabilities................................................................       837,232       10,510
                                                                                       ------------  -----------
NET ASSETS...........................................................................  $ 95,246,288  $ 1,642,020
                                                                                       ------------  -----------
                                                                                       ------------  -----------
SHARES OUTSTANDING...................................................................     7,773,720      159,948
                                                                                       ------------  -----------
                                                                                       ------------  -----------
NET ASSET VALUE PER SHARE............................................................        $12.25       $10.27
                                                                                             ------  -----------
                                                                                             ------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                           AGGRESSIVE        MID CAP
                                                                             GROWTH          GROWTH
                                                                            PORTFOLIO       PORTFOLIO
                                                                          -------------   -------------
                                                                          FOR THE YEAR       FOR THE
                                                                              ENDED       PERIOD ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              1996            1996*
                                                                          -------------   -------------
INVESTMENT INCOME
  Interest (Note 1).....................................................  $    187,721      $   1,188
  Dividends (Note 1)....................................................        67,395          1,354
                                                                          -------------   -------------
    Total Investment Income.............................................       255,116          2,542
                                                                          -------------   -------------
EXPENSES
  Investment Advisory Fee (Note 2)......................................       739,162          1,107
  Administrative Fee (Note 2)...........................................       147,832            221
  Distribution Plan Fees (Note 4).......................................       147,832            221
  Transfer Agent and Custodian Fee (Note 3).............................       123,286            785
  Registration Fees.....................................................        36,699         22,694
  Trustees' Fees (Note 2)...............................................        30,000             --
  Organizational Expense (Note 1).......................................        25,200             --
  Shareholder Reports and Notices.......................................        21,997             --
  Legal Fees............................................................        15,179         75,000
  Audit Fees............................................................         4,250             --
  Other Expenses........................................................        18,625             --
                                                                          -------------   -------------
    Total Expenses......................................................     1,310,062        100,028
    Less Expenses Reimbursed by Investment Adviser (Note 2).............      (127,403)       (98,258)
                                                                          -------------   -------------
      Net Expenses......................................................     1,182,659          1,770
                                                                          -------------   -------------
NET INVESTMENT INCOME (LOSS)............................................      (927,543)           772
                                                                          -------------   -------------
Net Realized Loss on Investment Transactions............................   (12,055,596)            --
Net Change in Unrealized Appreciation of Investments....................     9,828,401         35,444
                                                                          -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS..........................................    (2,227,195)        35,444
                                                                          -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........  $ (3,154,738)     $  36,216
                                                                          -------------   -------------
                                                                          -------------   -------------

*FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           MID CAP
                                                                 AGGRESSIVE GROWTH          GROWTH
                                                                     PORTFOLIO            PORTFOLIO
                                                             --------------------------  ------------
                                                             FOR THE YEAR    FOR THE       FOR THE
                                                                ENDED      PERIOD ENDED  PERIOD ENDED
                                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                 1996         1995*         1996**
                                                             ------------  ------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss).............................   $ (927,543)   $       21    $      772
  Net Realized Loss on Investment Transactions.............  (12,055,596)           --            --
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments............................................    9,828,401           (84)       35,444
                                                             ------------  ------------  ------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations...........................................   (3,154,738)          (63)       36,216
                                                             ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income...............................           --            --          (772)
  From Net Realized Capital Gains..........................           --            --            --
                                                             ------------  ------------  ------------
    Total Distributions to Shareholders....................           --            --          (772)
                                                             ------------  ------------  ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares........................  172,216,916       200,000     1,614,544
  Reinvestment of Distributions............................           --            --           772
  Cost of Shares Redeemed..................................  (74,115,827)           --        (8,740)
                                                             ------------  ------------  ------------
    Net Increase in Net Assets Resulting from Share
      Transactions.........................................   98,101,089       200,000     1,606,576
                                                             ------------  ------------  ------------
    TOTAL INCREASE IN NET ASSETS...........................   94,946,351       199,937     1,642,020
NET ASSETS -- Beginning of Year............................      299,937       100,000            --
                                                             ------------  ------------  ------------
NET ASSETS -- End of Year..................................   $95,246,288   $  299,937    $1,642,020
                                                             ------------  ------------  ------------
                                                             ------------  ------------  ------------
SHARES
  Sold.....................................................   13,842,072        20,020       160,724
  Issued in Reinvestment of Distributions..................           --            --            75
  Redeemed.................................................   (6,098,372)           --          (851)
                                                             ------------  ------------  ------------
    Net Increase in Shares.................................    7,743,700        20,020       159,948
                                                             ------------  ------------  ------------
                                                             ------------  ------------  ------------

 *FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995.
**FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         AGGRESSIVE GROWTH              MID CAP GROWTH
                                                                             PORTFOLIO                    PORTFOLIO
                                                                  -------------------------------       --------------
                                                                    FOR THE            FOR THE             FOR THE
                                                                   YEAR ENDED        PERIOD ENDED        PERIOD ENDED
                                                                  DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                                      1996              1995*               1996**
                                                                  ------------       ------------       --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year......................          $9.99             $10.00              $10.00
                                                                  ------------       ------------          -------
  Income from Investment Operations:
    Net Investment Income (Loss)............................         (0.120)             0.002               0.005
    Net Realized and Unrealized Gains (Losses) on
      Securities............................................          2.380             (0.008)              0.270
                                                                  ------------       ------------          -------
      Total from Investment Operations......................          2.260             (0.006)              0.275
                                                                  ------------       ------------          -------
  Distributions to Shareholders:
    From Net Investment Income..............................             --                 --              (0.005)
    From Net Realized Capital Gains.........................             --                 --                  --
                                                                  ------------       ------------          -------
      Total Distributions to Shareholders...................             --                 --              (0.005)
                                                                  ------------       ------------          -------
  Net Increase (Decrease) in Net Asset Value................           2.26              (0.01)               0.27
                                                                  ------------       ------------          -------
  Net Asset Value -- End of Year............................         $12.25              $9.99              $10.27
                                                                  ------------       ------------          -------
                                                                  ------------       ------------          -------

TOTAL INVESTMENT RETURN.....................................          22.62%             (0.10)%(A)           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................           2.00%              2.00%(B)            2.00%(B)
  Expenses Before Reimbursement (Note 2)....................           2.22%             27.25%(B)          113.02%(B)
  Net Investment Income (Loss)..............................          (1.57)%             2.59%(B)            0.87%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................          169.0%                --                  --
  Net Assets at End of Year (000's omitted).................        $95,246               $300              $1,642
  Number of Shares Outstanding at End of Year (000's
    omitted)................................................          7,774                 30                 160
  Average Commission Rate Paid (C)..........................        $0.0389                                $0.0300

--------------------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995
**FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load, non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund presently consists of three separate portfolios each with its own investment objectives and policies. These financial statements report on two of the three portfolios: Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, and Mid Cap Growth Portfolio, a diversified open-end management company portfolio. The Aggressive Small Cap Portfolio, has been inactive since November 26, 1996, the date of its commencement of operations. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Fund totaling $126,000 are being deferred and amortized over 60 months beginning with the public offering of shares. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1996, unamortized organization costs were $100,590.

2. Investment Advisory Fees and Other Transactions With Affiliates

    Investment advisory services are provided by Navellier Management, Inc. ("Adviser"). Under an agreement with the Adviser, each portfolio of the Fund pays a fee for such services at the annual rate of 1.25% of the daily net assets of the portfolio. The Adviser also receives an annual fee equal to 0.25% of the Fund's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1995, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the year ended

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

December 31, 1996, the Adviser paid operating expenses of the Aggressive Growth Portfolio totaling $275,236. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio reimbursed, $147,833 of such expenses. The Adviser voluntarily agreed not to seek future reimbursement of $127,403 of such 1996 expenses. During the period November 26, 1996 (commencement of operations) to December 31, 1996, the Adviser voluntarily waived reimbursement for substantially all the operating expenses which were paid on behalf of the Mid Cap Growth Portfolio. Accordingly, at December 31, 1996, there were no prior expenses which could be reimbursed in the future under the agreement.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the year ended December 31, 1996, Trustees' fees totaled $30,000.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of each portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 1996, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                       AGGRESSIVE      MID CAP
                                                                                         GROWTH        GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                      -------------  -----------
Purchases...........................................................................  $ 187,396,704  $ 1,339,676
                                                                                      -------------  -----------
Sales...............................................................................  $  92,784,752  $        --
                                                                                      -------------  -----------

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

6. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation (depreciation) as of December 31, 1996, based on the cost for Federal income tax purposes is as follows:

                                                                                        AGGRESSIVE     MID CAP
                                                                                          GROWTH       GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                       ------------  -----------
Gross Unrealized Appreciation........................................................  $ 13,557,766  $    51,729
Gross Unrealized Depreciation........................................................    (3,791,976)     (16,285)
                                                                                       ------------  -----------
Net Unrealized Appreciation..........................................................  $  9,765,790  $    35,444
                                                                                       ------------  -----------
                                                                                       ------------  -----------
Cost of Investments for Federal Income Tax Purposes..................................  $ 83,370,470  $ 1,586,627
                                                                                       ------------  -----------
                                                                                       ------------  -----------

7. Net Assets

    At December 31, 1996, net assets consisted of the following:

                                                                                       AGGRESSIVE      MID CAP
                                                                                         GROWTH        GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                      -------------  -----------
Paid-in-Capital.....................................................................  $  97,473,567  $ 1,606,576
Undistributed Net Investment Income.................................................             --           --
Accumulated Net Realized Loss on Investments........................................    (12,055,596)          --
Net Unrealized Appreciation of Investments..........................................      9,828,317       35,444
                                                                                      -------------  -----------
NET ASSETS..........................................................................  $  95,246,288  $ 1,642,020
                                                                                      -------------  -----------
                                                                                      -------------  -----------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and realized gains/(losses) are reclassified to paid-in-capital. As of December 31, 1996, net investment losses were reclassified to paid-in-capital as follows:

                                                                                       AGGRESSIVE     MID CAP
                                                                                         GROWTH        GROWTH
                                                                                       PORTFOLIO     PORTFOLIO
                                                                                      ------------  ------------
Reduction of paid-in-capital........................................................  $    927,543            --

    At December 31, 1996, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                                       AGGRESSIVE     MID CAP
                                                                                         GROWTH        GROWTH
EXPIRES DECEMBER 31,                                                                   PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------  ------------  ------------
2004................................................................................  $ 11,993,069            --

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
 of The Navellier Performance Funds:

We have audited the statements of assets and liabilities, including the portfolios of investments of the Aggressive Growth and the Mid Cap Portfolios (two of the portfolios) of The Navellier Performance Funds (the Fund) as of December 31, 1996, the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Aggressive Growth and Mid Cap Portfolios of The Navellier Performance Funds at December 31, 1996, the results of their operations, the changes in their net assets, and financial highlights for the presented periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Washington, DC
January 31, 1997

                  June 30, 1997 Unaudited Financial Statement

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------
COMMON STOCKS -- 97.66%
  OF TOTAL INVESTMENTS
AEROSPACE -- 2.16%
  29,500  Thiokol Corp.                             $  2,065,000
                                                    ------------
APPAREL -- 4.43%
  50,000  V.F. Corp.                                   4,237,500
                                                    ------------
AUTO PARTS: ORIGINAL EQUIPMENT
 MANUFACTURER -- 4.97%
 100,000  Masco Tech, Inc.                             2,087,500
  75,000  Smith (A.O.) Corp.                           2,667,188
                                                    ------------
                                                       4,754,688
                                                    ------------
AUTOMOTIVE AFTERMARKET -- 2.71%
  40,000  SPX Corp.                                    2,592,500
                                                    ------------
BANKS -- 2.00%
  39,600  Northern Trust Corp.                         1,915,650
                                                    ------------
CLOTHING/SHOE/ACCESSORY STORES -- 0.75%
  42,600  Paul Harris Stores, Inc.*                      713,550
                                                    ------------
COMPUTER HARDWARE -- 8.65%
  20,000  Compaq Computer Corp.*                       1,985,000
 180,000  Quantum Corp.*                               3,656,250
  83,200  Western Digital Corp.*                       2,631,200
                                                    ------------
                                                       8,272,450
                                                    ------------
COMPUTER SOFTWARE -- 2.79%
  60,000  Manugistics Group, Inc.*                     2,670,000
                                                    ------------
DIVERSIFIED MANUFACTURING -- 4.36%
  60,000  Tyco International, Ltd.*                    4,173,750
                                                    ------------
ELECTRONIC DATA PROCESSING
 SERVICES -- 3.97%
  60,000  Computer Task Group, Inc.                    2,235,000
  30,000  Keane, Inc.*                                 1,560,000
                                                    ------------
                                                       3,795,000
                                                    ------------
ELECTRONIC DISTRIBUTORS -- 1.68%
  52,500  Cellstar Corp.*                              1,607,812
                                                    ------------
----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
ELECTRONIC PRODUCTION EQUIPMENT -- 1.67%
  50,000  Orbotech, Ltd.*                           $  1,593,750
                                                    ------------
FINANCE COMPANIES -- 1.70%
  60,000  Imperial Credit Mortgage Holdings, Inc.      1,627,500
                                                    ------------
FLUID CONTROLS -- 0.85%
  45,000  Gorman Rupp Co.                                810,000
                                                    ------------
FOOD -- 2.48%
  40,000  Interstate Bakeries Corp.                    2,372,500
                                                    ------------
HOMEBUILDING -- 1.40%
  40,000  Fairfield Communities, Inc.*                 1,345,000
                                                    ------------
INDUSTRIAL SPECIALTIES -- 2.24%
  80,000  Premark International, Inc.                  2,140,000
                                                    ------------
INSURANCE -- 1.24%
 100,000  Reliance Group Holdings, Inc.                1,187,500
                                                    ------------
MOTOR VEHICLES -- 1.27%
  50,000  Monaco Coach Corp.*                          1,212,500
                                                    ------------
NEWSPAPERS -- 8.07%
  50,000  Central Newspapers, Inc.                     3,581,250
  20,800  Gannett, Inc.                                2,054,000
  50,000  Scripps (E.W.) Co., Class A                  2,081,250
                                                    ------------
                                                       7,716,500
                                                    ------------
OFFICE EQUIPMENT -- 1.50%
  40,000  Herman Miller, Inc.                          1,440,000
                                                    ------------
OIL AND GAS PRODUCTION -- 4.65%
  60,000  Ocean Energy, Inc.*                          2,775,000
  70,000  Swift Energy Co.*                            1,671,250
                                                    ------------
                                                       4,446,250
                                                    ------------
OILFIELD SERVICES/EQUIPMENT -- 4.52%
  50,000  Smith International, Inc.*                   3,037,500
  40,000  Varco International, Inc.*                   1,290,000
                                                    ------------
                                                       4,327,500
                                                    ------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
AGGRESSIVE GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
PHARMACEUTICALS -- 5.63%
  71,250  Medicis Pharmaceuticals Corp.*            $  3,553,594
  20,000  Smithkline Beecham, PLC (ADR)                1,832,500
                                                    ------------
                                                       5,386,094
                                                    ------------
PRINTING -- 4.47%
 150,000  Mail-Well, Inc.*                             4,275,000
                                                    ------------
SEMICONDUCTORS AND RELATED -- 8.16%
  70,000  Advanced Micro Devices, Inc.*                2,520,000
  50,000  IEC Electronics Corp.*                         706,250
  61,000  Innovex, Inc.                                1,776,625
  50,000  National Semiconductor Corp.*                1,531,250
  50,000  QLogic Corp.*                                1,275,000
                                                    ------------
                                                       7,809,125
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
STEEL -- 3.51%
 200,000  National Steel Corp., Class B*            $  3,362,500
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT -- 2.92%
  50,000  Tellabs, Inc.*                               2,793,750
                                                    ------------
TRUCKS -- 2.91%
  60,000  PACCAR, Inc.                                 2,786,250
                                                    ------------
TOTAL COMMON STOCKS
 (COST $81,078,633)                                   93,429,619
                                                    ------------
MONEY MARKET FUNDS -- 2.34%
2,235,434 Fund for Government Investors
            (Cost $2,235,434)                          2,235,434
                                                    ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $83,314,067)                                 $ 95,665,053
                                                    ------------
                                                    ------------

*    NON-INCOME PRODUCING.
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS -- 96.30%
  OF TOTAL INVESTMENTS
AEROSPACE -- 3.06%
    2,900  Thiokol Corp.                  $   203,000
                                          ------------
AIRLINES -- 2.74%
    5,200  USAir Group, Inc.*                 182,000
                                          ------------
APPAREL/FABRIC -- 1.51%
    2,100  Jones Apparel Group, Inc.*         100,275
                                          ------------
BANKS -- 13.07%
    1,300  Commerce Bancshares, Inc.           58,825
    2,400  First of America Bank Corp.        109,800
      200  First Empire St. Corp.              67,400
    3,000  Marshall & Ilsley Corp.            121,875
    1,575  Old Kent Financial Corp.            85,050
    2,400  Provident Financial Group,
             Inc.                             102,600
    1,000  Republic New York Corp.            107,500
    2,900  Star Banc Corp.                    122,525
    2,000  Wilmington Trust Corp.              91,500
                                          ------------
                                              867,075
                                          ------------
BUILDING MATERIALS -- 0.95%
      800  Vulcan Materials Co.                62,800
                                          ------------
BUILDING PRODUCTS -- 1.69%
    2,500  American Standard Companies,
             Inc.*                            111,875
                                          ------------
COMPUTER HARDWARE -- 1.91%
    4,000  Western Digital Corp.*             126,500
                                          ------------
COMPUTER SOFTWARE -- 2.30%
    3,200  Compuware Corp.*                   152,800
                                          ------------
CONTACT DRILLING -- 3.18%
    1,800  Ensco International, Inc.*          94,950
    5,000  Global Marine, Inc.*               116,250
                                          ------------
                                              211,200
                                          ------------
CONTAINERS/PACKAGING -- 0.98%
    2,100  Owens Illinois, Inc.*               65,100
                                          ------------
COSMETICS -- 1.27%
    3,000  Alberto Culver Co.                  84,000
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
DIVERSIFIED MANUFACTURING -- 2.60%
    5,200  Coltec Industries, Inc.*       $   101,400
    2,000  US Industries, Inc.*                71,250
                                          ------------
                                              172,650
                                          ------------
ELECTRONIC DATA PROCESSING SERVICES -- 2.20%
    2,800  Keane, Inc.*                       145,600
                                          ------------
ENERGY -- 1.92%
    1,800  AES Corp.*                         127,350
                                          ------------
FARMING/SEEDS/MILLING -- 1.20%
    1,000  DEKALB Genetics Corp.               79,750
                                          ------------
FOOD -- 6.37%
    2,900  Dean Foods Co.                     117,085
    6,000  Flowers Industries, Inc.           100,875
    2,000  Interstate Bakeries Corp.          118,625
    1,400  Smithfield Foods, Inc.*             86,100
                                          ------------
                                              422,685
                                          ------------
FOREST PRODUCTS -- 1.94%
    4,000  Plum Creek Timber Co., LP          128,500
                                          ------------
INDUSTRIAL SPECIALTIES -- 2.02%
    5,000  Premark International, Inc.        133,750
                                          ------------
INSURANCE -- 6.55%
    1,000  ACE, Ltd.                           73,875
    2,000  Conseco, Inc.                       74,000
    1,100  Exel, Ltd.                          58,025
      300  Progressive Corp.                   26,100
    5,200  Reliance Group Holdings, Inc.       61,750
    1,000  Torchmark Corp.                     71,250
      700  Transatlantic Holdings, Inc.        69,475
                                          ------------
                                              434,475
                                          ------------
METAL FABRICATIONS -- 4.26%
    2,100  Evi, Inc.*                          88,200
    1,000  Precision Castparts Corp.           59,625
    3,800  Timken Co.                         135,138
                                          ------------
                                              282,963
                                          ------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
MULTI-SECTOR COMPANIES -- 0.88%
    1,400  Crane Co.                      $    58,538
                                          ------------
NEWSPAPERS -- 4.29%
    2,000  Central Newspapers, Inc.           143,250
    2,100  McClatchy Newspaper, Inc.           61,688
      200  Washington Post Co., Class B        79,600
                                          ------------
                                              284,538
                                          ------------
OIL/GAS DISTRIBUTORS -- 0.79%
      800  Columbia Gas Systems, Inc.          52,200
                                          ------------
OILFIELD SERVICES/EQUIPMENT -- 3.85%
    2,000  Camco International, Inc.          109,500
    2,400  Smith International, Inc.*         145,800
                                          ------------
                                              255,300
                                          ------------
PAINTS/COATINGS -- 1.16%
    2,600  Valspar Corp.                       77,025
                                          ------------
PAPER -- 2.36%
    7,500  Fibermark, Inc.*                   156,563
                                          ------------
RETAILERS -- 4.15%
    2,000  CVS Corp.                          102,500
    2,500  Dollar General Corp.                93,750
    1,710  Safeway, Inc.*                      78,874
                                          ------------
                                              275,124
                                          ------------
SAVINGS BANKS -- 2.98%
    1,500  Ahmanson (H.F.) and Co.             64,500
    2,000  Greenpoint Financial Corp.         133,125
                                          ------------
                                              197,625
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
SEMICONDUCTOR AND RELATED -- 7.18%
    3,000  Dallas Semiconductor Corp.     $   117,750
    3,000  Jabil Circuit, Inc.*               251,625
    3,500  National Semiconductor Corp.*      107,188
                                          ------------
                                              476,563
                                          ------------
SHOE MANUFACTURING -- 1.37%
    3,000  Wolverine World Wide, Inc.          91,125
                                          ------------
SOFT DRINKS -- 2.08%
    4,200  Panamerican Beverages, Inc.,
             Class A                          138,075
                                          ------------
STEEL -- 1.11%
    4,000  Tubos de Acero de Mexico,
             S.A. (ADR)*                       73,750
                                          ------------
TELECOMMUNICATIONS -- 1.19%
    2,400  Compania de Telecommunics de
             Chile (ADR)                       79,200
                                          ------------
TRUCKS -- 1.19%
    1,700  PACCAR, Inc.                        78,944
                                          ------------
TOTAL COMMON STOCKS
 (COST $5,636,573)                          6,388,918
                                          ------------
MONEY MARKET FUNDS -- 3.70%
  245,747  Fund for Government Investors
             (Cost $245,747)                  245,747
                                          ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $5,882,320)                        $ 6,634,665
                                          ------------
                                          ------------

*     NON-INCOME PRODUCING.
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
AGGRESSIVE SMALL CAP PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS -- 87.18%
  OF TOTAL INVESTMENTS
AEROSPACE -- 2.55%
    2,500  Ducommun, Inc.*                $    73,594
    3,000  GenCorp, Inc.                       69,375
                                          ------------
                                              142,969
                                          ------------
BANKS -- 2.83%
    2,000  Onbancorp, Inc.                    102,000
      600  Security Capital Corp.              56,700
                                          ------------
                                              158,700
                                          ------------
BUILDING PRODUCTS -- 6.05%
    5,000  American Woodmark Corp.             78,125
   11,000  Berger Holding, Inc.*               37,125
    2,727  Falcon Building Products,
             Inc.*                             48,404
    2,000  Interface, Inc., Class A            44,250
    3,000  Southdown, Inc.                    130,875
                                          ------------
                                              338,779
                                          ------------
CATALOG/SPECIALTY DISTRIBUTION -- 0.94%
    2,000  New England Business Service        52,625
                                          ------------
CLOTHING/SHOE/ACCESSORY STORES -- 2.36%
    3,000  Goody's Family Clothing,
             Inc.*                             82,125
    2,000  Piercing Pagoda, Inc.*              50,250
                                          ------------
                                              132,375
                                          ------------
COAL MINING -- 1.67%
    4,000  Zeigler Coal Holding Co.            93,500
                                          ------------
COMMERCIAL SERVICES -- 4.47%
    2,800  Computer Learning Centers,
             Inc.*                            117,600
    1,000  Learning Tree International,
             Inc.*                             44,375
    4,400  Market Facts, Inc.                  53,350
    3,400  Warrantech Corp.*                   35,275
                                          ------------
                                              250,600
                                          ------------
COMPUTER SOFTWARE -- 1.59%
    2,000  Manugistics Group, Inc.*            89,000
                                          ------------
CONTRACT DRILLING -- 0.81%
    1,000  Patterson Energy, Inc.*             45,375
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
DIVERSIFIED MANUFACTURING -- 1.06%
    2,000  Barnes Group, Inc.             $    59,250
                                          ------------
ELECTRONIC DATA PROCESSING SERVICES -- 2.66%
    4,000  Computer Task Group, Inc.          149,000
                                          ------------
ELECTRICAL PRODUCTS -- 5.21%
    4,000  AFC Cable Systems, Inc.*           108,000
    4,400  Encore Wire Corp.*                 134,200
    3,000  Magnetek, Inc.*                     49,875
                                          ------------
                                              292,075
                                          ------------
ELECTRONIC COMPONENTS -- 5.07%
    4,000  Innovex, Inc.                      116,500
    3,000  Plexus Corp.*                      167,437
                                          ------------
                                              283,937
                                          ------------
ENVIRONMENTAL SERVICES -- 2.73%
    5,200  Barringer Technologies, Inc.*       78,000
    4,700  Eastern Environmental
             Services                          75,200
                                          ------------
                                              153,200
                                          ------------
FINANCE COMPANIES -- 2.83%
    2,000  Imperial Credit Mortgage
             Holdings, Inc.                    54,250
    6,000  Pilgrim America Capital
             Corp.*                           104,250
                                          ------------
                                              158,500
                                          ------------
FOOD -- 2.45%
    2,000  Morningstar Group, Inc.*            58,750
    8,000  Reliv International, Inc.           52,000
    1,500  Tasty Baking Co.                    26,250
                                          ------------
                                              137,000
                                          ------------
HEALTHCARE -- 1.04%
    3,900  Counsel Corp.*                      58,013
                                          ------------
HEAVY MACHINERY/CONSTRUCTION -- 2.53%
    2,400  Gardner Denver Machinery,
             Inc.*                             71,400
    1,500  Manitowoc, Inc.                     70,125
                                          ------------
                                              141,525
                                          ------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
AGGRESSIVE SMALL CAP PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
HOME FURNISHINGS -- 2.36%
    8,000  O'Sullivan Industries
             Holdings, Inc.*              $   132,500
                                          ------------
INDUSTRIAL MACHINERY/COMPONENTS -- 1.25%
    2,000  Lincoln Electric Co.                70,000
                                          ------------
INSURANCE -- 3.66%
    3,000  Hooper Holmes, Inc.                 68,810
    4,000  Penn American Group, Inc.           58,500
    4,000  Presidential Life Corp.             77,500
                                          ------------
                                              204,810
                                          ------------
INSURERS -- 1.96%
    2,500  Enhance Financial Services
             Group                            109,688
                                          ------------
INVESTMENT BANKERS/BROKER SERVICES -- 1.08%
    2,000  Duff & Phelps Credit Rating
             Co.                               60,750
                                          ------------
MANUFACTURED HOUSING -- 0.92%
    4,000  Modtech, Inc.*                      51,500
                                          ------------
OIL AND GAS PRODUCTION -- 3.14%
    5,000  Clayton Williams Energy,
             Inc.*                             56,875
    3,000  McFarland Energy, Inc.*             54,938
    3,500  Snyder Oil Corp.                    64,313
                                          ------------
                                              176,126
                                          ------------
OILFIELD SERVICES/EQUIPMENT -- 2.95%
   15,000  Bolt Technology Corp.*              75,000
    3,000  Key Energy Group, Inc.*             53,438
    8,000  Superior Energy Services,
             Inc.*                             37,000
                                          ------------
                                              165,438
                                          ------------
PAINTS/COATINGS -- 0.98%
    1,000  Fuller (H.B.) Co.                   55,000
                                          ------------
PAPER -- 2.24%
    6,000  Fibermark, Inc.*                   125,250
                                          ------------
PRINTING -- 1.53%
    3,000  Mail-Well, Inc.*                    85,500
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
RETAILERS -- 1.95%
    1,800  MacFrugal's Bargains
             Closeouts*                   $    49,050
    3,000  Tuesday Morning Corp.*              60,375
                                          ------------
                                              109,425
                                          ------------
SAVINGS BANKS -- 4.91%
    2,500  Affiliated Community Bancorp,
             Inc.                              58,750
      400  Citfed Bancorp, Inc.                15,500
    2,000  New York Bancorp, Inc.              69,500
    3,000  Norwich Financial Corp.             64,875
    2,000  St. Paul Bancorp, Inc.              66,250
                                          ------------
                                              274,875
                                          ------------
SEMICONDUCTORS AND RELATED -- 3.64%
    1,500  Dallas Semiconductor Corp.          58,875
    1,000  Jabil Circuit, Inc.*                83,875
    2,400  Qlogic Corp.*                       61,200
                                          ------------
                                              203,950
                                          ------------
SPECIALTY CHEMICALS -- 1.10%
    1,000  Petrolite Corp.                     61,875
                                          ------------
TELEPHONE/COMMUNICATIONS -- 0.92%
    3,000  U.S. Long Distance Corp.*           51,750
                                          ------------
TEXTILES -- 1.21%
    8,000  Dyersburg Corp.                     68,000
                                          ------------
TOBACCO -- 1.79%
    3,000  Mafco Consolidated Group,
             Inc.*                            100,500
                                          ------------
TRUCKING -- 0.74%
    1,300  Mark VII, Inc.*                     41,600
                                          ------------
TOTAL COMMON STOCKS
 (COST $4,331,402)                          4,884,960
                                          ------------
MONEY MARKET FUNDS -- 12.82%
  718,335  Fund for Government Investors
             (Cost $718,335)                  718,335
                                          ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $5,049,737)                        $ 5,603,295
                                          ------------
                                          ------------

*     NON-INCOME PRODUCING.
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                            AGGRESSIVE     MID CAP    AGGRESSIVE
                                                                              GROWTH       GROWTH      SMALL CAP
                                                                            PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                           ------------  -----------  -----------
ASSETS
  Securities at Cost.....................................................  $ 83,314,067  $ 5,882,320  $ 5,049,737
                                                                           ------------  -----------  -----------
                                                                           ------------  -----------  -----------
  Securities at Value (Note 1)...........................................  $ 95,665,053  $ 6,634,665  $ 5,603,295
  Receivable for Securities Sold.........................................     2,371,348           --           --
  Receivable for Shares Sold.............................................        32,029          816       18,458
  Interest Receivable....................................................        14,285          827        1,040
  Dividends Receivable...................................................        55,294        3,705        1,130
  Unamortized Organizational Costs (Note 1)..............................        87,990           --           --
                                                                           ------------  -----------  -----------
    Total Assets.........................................................    98,225,999    6,640,013    5,623,923
                                                                           ------------  -----------  -----------
LIABILITIES
  Payable for Shares Redeemed............................................       157,969        3,485           --
  Payable for Securities Purchased.......................................     1,817,456           --      344,081
  Investment Advisory Fee Payable (Note 2)...............................        97,067        6,609        4,231
  Administrative Fee Payable (Note 2)....................................        19,413        1,322          920
  Distribution Plan Fee Payable (Note 4).................................        19,413        1,322           --
  Other Payables and Accrued Expenses....................................        19,413        1,322          552
  Organizational Expenses Payable to Adviser (Note 1)....................        87,990           --           --
                                                                           ------------  -----------  -----------
    Total Liabilities....................................................     2,218,721       14,060      349,784
                                                                           ------------  -----------  -----------
NET ASSETS...............................................................  $ 96,007,278  $ 6,625,953  $ 5,274,139
                                                                           ------------  -----------  -----------
                                                                           ------------  -----------  -----------
SHARES OUTSTANDING.......................................................     7,972,976      582,370      294,943
                                                                           ------------  -----------  -----------
                                                                           ------------  -----------  -----------
NET ASSET VALUE PER SHARE................................................        $12.04       $11.38       $17.88
                                                                                 ------  -----------  -----------
                                                                                 ------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                      AGGRESSIVE       MID CAP       AGGRESSIVE
                                        GROWTH          GROWTH       SMALL CAP
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------   ------------   ------------
                                                                      FOR THE
                                             FOR THE SIX            PERIOD ENDED
                                             MONTHS ENDED             JUNE 30,
                                            JUNE 30, 1997              1997*
                                             (UNAUDITED)            (UNAUDITED)
                                     ----------------------------   ------------
INVESTMENT INCOME
  Interest (Note 1)................  $     98,044    $     9,351    $     5,835
  Dividends (Note 1)...............       276,303         21,294          3,812
                                     -------------   ------------   ------------
    Total Investment Income........       374,347         30,645          9,647
                                     -------------   ------------   ------------
EXPENSES
  Investment Advisory Fee (Note
    2).............................       545,939         26,120          9,299
  Administrative Fee (Note 2)......       109,188          5,224          2,022
  Distribution Plan Fees (Note
    4).............................       109,188          5,224             --
  Transfer Agent and Custodian Fee
    (Note 3).......................        92,603         16,171         13,732
  Registration Fees................        36,566         11,618         24,602
  Shareholder Reports and
    Notices........................        27,147          1,165            416
  Trustees' Fees...................         5,000          5,000          5,000
  Organizational Expense (Note
    1).............................        12,600             --             --
  Insurance........................        11,849            649            402
  Audit Fees.......................        11,319          1,431             --
  Other Expenses...................           711             --             --
                                     -------------   ------------   ------------
    Total Expenses.................       962,110         72,602         55,473
    Less Expenses Reimbursed by
      Investment Adviser
      (Note 2).....................       (88,608)       (30,810)       (42,939)
                                     -------------   ------------   ------------
      Net Expenses.................       873,502         41,792         12,534
                                     -------------   ------------   ------------
NET INVESTMENT LOSS................      (499,155)       (11,147)        (2,887)
                                     -------------   ------------   ------------
Net Realized Gain (Loss) on
  Investment Transactions..........    (2,028,771)      (114,852)         3,421
Net Change in Unrealized
  Appreciation of Investments......     2,522,669        716,901        553,558
                                     -------------   ------------   ------------
NET GAIN ON INVESTMENTS............       493,898        602,049        556,979
                                     -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $     (5,257)   $   590,902    $   554,092
                                     -------------   ------------   ------------
                                     -------------   ------------   ------------

*FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                AGGRESSIVE GROWTH                  MID CAP GROWTH             AGGRESSIVE SMALL CAP
                                                    PORTFOLIO                         PORTFOLIO                    PORTFOLIO
                                          -----------------------------   ---------------------------------   --------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX      FOR THE PERIOD       FOR THE PERIOD
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED                ENDED
                                          JUNE 30, 1997   DECEMBER 31,    JUNE 30, 1997      DECEMBER 31,       JUNE 30, 1997**
                                           (UNAUDITED)        1996         (UNAUDITED)          1996*             (UNAUDITED)
                                          -------------   -------------   --------------   ----------------   --------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $   (499,155)   $   (927,543)    $   (11,147)       $      772           $   (2,887)
  Net Realized Gain (Loss) on Investment
    Transactions........................    (2,028,771)    (12,055,596)       (114,852)               --                3,421
  Net Change in Unrealized Appreciation
    of Investments......................     2,522,669       9,828,401         716,901            35,444              553,558
                                          -------------   -------------   --------------   ----------------       -----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        (5,257)     (3,154,738)        590,902            36,216              554,092
                                          -------------   -------------   --------------   ----------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --              --              --              (772)                  --
  From Net Realized Capital Gains.......            --              --              --                --                   --
                                          -------------   -------------   --------------   ----------------       -----------
    Total Distributions to
      Shareholders......................            --              --              --              (772)                  --
                                          -------------   -------------   --------------   ----------------       -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    60,460,545     172,216,916       5,486,462         1,614,544            5,460,401
  Reinvestment of Distributions.........            --              --              --               772                   --
  Cost of Shares Redeemed...............   (59,694,298)    (74,115,827)     (1,093,431)           (8,740)            (740,354)
                                          -------------   -------------   --------------   ----------------       -----------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       766,247      98,101,089       4,393,031         1,606,576            4,720,047
                                          -------------   -------------   --------------   ----------------       -----------
    TOTAL INCREASE IN NET ASSETS........       760,990      94,946,351       4,983,933         1,642,020            5,274,139
NET ASSETS -- Beginning of Period.......    95,246,288         299,937       1,642,020                --                   --
                                          -------------   -------------   --------------   ----------------       -----------
NET ASSETS -- End of Period.............  $ 96,007,278    $ 95,246,288     $ 6,625,953        $1,642,020           $5,274,139
                                          -------------   -------------   --------------   ----------------       -----------
                                          -------------   -------------   --------------   ----------------       -----------
SHARES
  Sold..................................     5,368,655      13,842,072         527,705           160,724              340,583
  Issued in Reinvestment of
    Distributions.......................            --              --              --                75                   --
  Redeemed..............................    (5,169,399)     (6,098,372)       (105,284)             (851)             (45,640)
                                          -------------   -------------   --------------   ----------------       -----------
    Net Increase in Shares..............       199,256       7,743,700         422,421           159,948              294,943
                                          -------------   -------------   --------------   ----------------       -----------
                                          -------------   -------------   --------------   ----------------       -----------

 *FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.
**FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         AGGRESSIVE GROWTH
                                                             PORTFOLIO
                                          ------------------------------------------------
                                              FOR THE           FOR THE         FOR THE
                                          SIX MONTHS ENDED    YEAR ENDED     PERIOD ENDED
                                           JUNE 30, 1997     DECEMBER 31,    DECEMBER 31,
                                            (UNAUDITED)          1996            1995*
                                          ----------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $12.25            $9.99          $10.00
                                               -------       -------------   -------------
  Income from Investment Operations:
    Net Investment Income (Loss)........        (0.063)          (0.120)          0.002
    Net Realized and Unrealized Gains
      (Losses) on Securities............        (0.147)           2.380          (0.012)
                                               -------       -------------   -------------
      Total from Investment
        Operations......................        (0.210)           2.260          (0.010)
                                               -------       -------------   -------------
  Distributions to Shareholders:
    From Net Investment Income..........            --               --              --
    From Net Realized Capital Gains.....            --               --              --
                                               -------       -------------   -------------
      Total Distributions to
        Shareholders....................            --               --              --
                                               -------       -------------   -------------
  Net Increase (Decrease) in Net Asset
    Value...............................         (0.21)            2.26           (0.01)
                                               -------       -------------   -------------
  Net Asset Value -- End of Period......        $12.04           $12.25           $9.99
                                               -------       -------------   -------------
                                               -------       -------------   -------------

TOTAL INVESTMENT RETURN.................         (1.71)%(A)       22.62%          (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          2.00%(B)         2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.20%(B)         2.22%          27.25%(B)
  Net Investment Income (Loss)..........         (1.14)%(B)       (1.57)%          2.59%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         138.4%           169.0%             --
  Net Assets at End of Period (000's
    omitted)............................       $96,007          $95,246            $300
  Number of Shares Outstanding at End of
    Period (000's omitted)..............         7,973            7,774              30
  Average Commission Rate Paid (C)......       $0.0379          $0.0389              --

------------------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       AGGRESSIVE
                                                           MID CAP GROWTH               SMALL CAP
                                                             PORTFOLIO                  PORTFOLIO
                                                  --------------------------------   ---------------
                                                      FOR THE           FOR THE          FOR THE
                                                  SIX MONTHS ENDED   PERIOD ENDED     PERIOD ENDED
                                                   JUNE 30, 1997     DECEMBER 31,    JUNE 30, 1997**
                                                    (UNAUDITED)          1996*         (UNAUDITED)
                                                  ----------------   -------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period........        $10.27           $10.00           $15.64
                                                       -------       -------------       -------
  Income from Investment Operations:
    Net Investment Income (Loss)................        (0.019)           0.005           (0.010)
    Net Realized and Unrealized Gains on
      Securities................................         1.129            0.270            2.250
                                                       -------       -------------       -------
      Total from Investment Operations..........         1.110            0.275            2.240
                                                       -------       -------------       -------
  Distributions to Shareholders:
    From Net Investment Income..................            --           (0.005)              --
    From Net Realized Capital Gains.............            --               --               --
                                                       -------       -------------       -------
      Total Distributions to Shareholders.......            --           (0.005)              --
                                                       -------       -------------       -------
  Net Increase in Net Asset Value...............          1.11             0.27             2.24
                                                       -------       -------------       -------
  Net Asset Value -- End of Period..............        $11.38           $10.27           $17.88
                                                       -------       -------------       -------
                                                       -------       -------------       -------

TOTAL INVESTMENT RETURN.........................         10.81%(A)         2.75%(A)        14.32%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).........          2.00%(B)         2.00%(B)         1.55%(B)
  Expenses Before Reimbursement (Note 2)........          3.47%(B)       113.02%(B)         6.90%(B)
  Net Investment Income (Loss)..................         (0.53)%(B)        0.87%(B)        (0.36)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.......................          89.9%              --             26.0%
  Net Assets at End of Period (000's omitted)...       $ 6,626          $ 1,642          $ 5,274
  Number of Shares Outstanding at End of Period
    (000's omitted).............................           582              160              295
  Average Commission Rate Paid (C)..............       $0.0316          $0.0300          $0.0368

-----------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

 * FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.
** FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund presently consists of three separate portfolios: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, and the Aggressive Small Cap Portfolio, a diversified open-end management company portfolio. Each portfolio has its own investment objective. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Fund totaling $126,000 are being deferred and amortized over 60 months beginning with the public offering of shares of the Aggressive Growth Portfolio. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1997, unamortized organization costs were $87,990.

2. Investment Advisory Fees and Other Transactions With Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.25% of the daily net asset of the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio, and 1.15% of the daily net assets of the Aggressive Small Cap Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1996, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the six months ended June 30, 1997, the Adviser paid operating expenses of the Aggressive Growth Portfolio, Mid Cap Growth Portfolio and

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

Aggressive Small Cap Portfolio totaling $197,795, $36,034 and $44,152, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio reimbursed, $109,187, $5,224 and $1,213, respectively, of such expenses.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the six months ended June 30, 1997, Trustees' fees totaled $15,000.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the six months ended June 30, 1997, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                         AGGRESSIVE      MID CAP    AGGRESSIVE
                                                                           GROWTH        GROWTH      SMALL CAP
                                                                          PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                        -------------  -----------  -----------
Purchases.............................................................  $ 116,443,657  $ 7,925,345  $ 5,190,717
                                                                        -------------  -----------  -----------
                                                                        -------------  -----------  -----------
Sales.................................................................  $ 116,123,851  $ 3,513,566  $   862,735
                                                                        -------------  -----------  -----------
                                                                        -------------  -----------  -----------

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

6. Net Unrealized Appreciation/Depreciation of Investments

    Net unrealized appreciation as of June 30, 1997, based on the cost for Federal income tax purposes is as follows:

                                                                          AGGRESSIVE     MID CAP    AGGRESSIVE
                                                                            GROWTH       GROWTH      SMALL CAP
                                                                          PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                         ------------  -----------  -----------
Gross Unrealized Appreciation..........................................  $ 13,897,158  $   772,710  $   590,585
Gross Unrealized Depreciation..........................................    (1,546,172)     (20,365)     (37,027)
                                                                         ------------  -----------  -----------
Net Unrealized Appreciation............................................  $ 12,350,986  $   752,345  $   553,558
                                                                         ------------  -----------  -----------
                                                                         ------------  -----------  -----------
Cost of Investments for Federal Income Tax Purposes....................  $ 83,314,067  $ 5,882,320  $ 5,049,737
                                                                         ------------  -----------  -----------
                                                                         ------------  -----------  -----------

7. Net Assets

    At June 30, 1997, net assets consisted of the following:

                                                                          AGGRESSIVE      MID CAP    AGGRESSIVE
                                                                            GROWTH        GROWTH      SMALL CAP
                                                                           PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                         -------------  -----------  -----------
Paid-in-Capital........................................................  $  98,239,814  $ 5,999,607  $ 4,720,047
Undistributed Net Investment Loss......................................       (499,155)     (11,147)      (2,887)
Accumulated Net Realized Gain (Loss) on Investments....................    (14,084,367)    (114,852)       3,421
Net Unrealized Appreciation of Investments.............................     12,350,986      752,345      553,558
                                                                         -------------  -----------  -----------
NET ASSETS.............................................................  $  96,007,278  $ 6,625,953  $ 5,274,139
                                                                         -------------  -----------  -----------
                                                                         -------------  -----------  -----------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and realized gains/losses are reclassified to paid-in-capital. As of December 31, 1996, net investment losses were reclassified to paid-in-capital as follows:

                                                                             AGGRESSIVE    MID CAP   AGGRESSIVE
                                                                               GROWTH      GROWTH     SMALL CAP
                                                                             PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                            ------------  ---------  -----------
Reduction of paid-in-capital..............................................  $    927,522         --           --

    At December 31, 1996, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                             AGGRESSIVE    MID CAP   AGGRESSIVE
                                                                               GROWTH      GROWTH     SMALL CAP
EXPIRES DECEMBER 31,                                                         PORTFOLIO    PORTFOLIO   PORTFOLIO
--------------------------------------------------------------------------  ------------  ---------  -----------
2004......................................................................  $ 11,993,069         --           --

                                  APPENDIX

A-1 AND P-1 COMMERCIAL PAPER RATINGS

    Each of the Portfolios will invest only in commercial paper which, at the date of investment, is rated A-1 by Standard & Poor's Corporation ("S&P") or P-1 by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

    Commercial paper rated A-1 by S&P has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

    The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years;
(7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                        PART C

                                  OTHER INFORMATION

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

    1.   FINANCIAL STATEMENTS:

         (a)  N/A

         (b)  Included in Part B of this Registration Statement:

              (i)       Annual Report as of December 31, 1996.
              (ii) Unaudited financial statement for the six months ended June 30, 1997

         (c)  Included in Part C of this Registration Statement:     none

    All other statements and schedules have been omitted because they are not applicable or the information is shown in the Financial Statements or Financial Highlights or notes thereto.

    2.   EXHIBITS:
         Exhibit Number      Description
         --------------      -----------
         1.1            Certificate of Trust of Registrant [initial N-1A filed
                        December 8, 1995] *
         1.2            Declaration of Trust of Registrant [initial N-1A
                        filed December 8, 1995] *
         2              By-Laws of Registrant [initial N-1A filed
                        December 8, 1995] *
         3              None
         4              None
         5              Investment Management Agreement between Registrant and
                        Navellier Management, Inc., dated October 17, 1995
                        [initial N-1A filed December 8, 1995]*
         5.1            Investment Management Agreement between the
                        Navellier Mid Cap Growth Portfolio and Navellier
                        Management, Inc., dated October 30, 1996 [Post-
                        Effective Amendment No. 4 filed November 26, 1996]*

         5.2            Investment Management Agreement between the
                        Navellier Aggressive Small Cap Portfolio and Navellier
                        Management, Inc., dated October 30, 1996 [Post-
                        Effective Amendment No. 4 filed November 26, 1996]*
         5.3            Investment Management Agreement between the Navellier
                        Small Cap Value Portfolio and Navellier Management,
                        Inc. filed herewith
         5.4            Investment Management Agreement between the Navellier
                        Large Cap Growth Portfolio and Navellier Management,
                        Inc. filed herewith
         5.5            Investment Management Agreement between the Navellier
                        Large Cap Value Portfolio and Navellier Management,
                        Inc. filed herewith
         5.6            Investment Management Agreement between the Navellier
                        International Equity Portfolio and Navellier
                        Management, Inc. filed herewith
     5.6 (Exhibit A)    Sub-advisory Agreement between Navellier Management,
                        Inc. and Global Value Investors, Inc. filed herewith
         6.1            Distribution Agreement dated October 17, 1995 [initial
                        N-1A filed December 8, 1995] *
         6.2            Selected Dealer Agreement (specimen) [initial N-1A
                        filed December 8, 1995] *
         7              None
         8.1            Administrative Services, Custodian, Transfer Agreement
                        with Rushmore Trust & Savings, FSB  [initial N-1A filed
                        December 8, 1995] *
         8.2            Navellier Administrative Services Agreement [initial
                        N-1A filed December 8, 1995] *
         9.0            Trustee Indemnification Agreements [initial N-1A filed
                        December 8,1995] *
         10             Opinion and Consent of Counsel [initial N-1A filed
                        December 8, 1995] *
         11             Consent of Independent Auditors dated
                        April 28, 1997
         12             None
         13             Subscription Agreement between The Navellier
                        Performance Funds and Louis Navellier, dated October
                        17, 1995 [initial N-1A filed December 8, 1995] *
         13.1           Investment Advisor Operating Expense Reimbursement
                        Agreement [initial N-1A filed December 8, 1995] *
         14             None
         15             12b-1 Distribution Plan for the Navellier Aggressive
                        Growth Portfolio [initial N-1A filed
                        December 8, 1995] *

         15.1           12b-1 Distribution Plan for the Navellier Mid Cap
                        Growth Portfolio dated October 30, 1996 [Post-Effective
                        Amendment No. 4 filed November 26, 1996]*
         15.2           12b-1 Distribution Plan for the Navellier Small Cap
                        Value Portfolio filed herewith
         15.3           12b-1 Distribution Plan for the Navellier Large Cap
                        Growth Portfolio filed herewith
         15.4           12b-1 Distribution Plan for the Navellier Large Cap
                        Value Portfolio filed herewith
         15.5           12b-1 Distribution Plan for the Navellier International
                        Equity Portfolio filed herewith
         16             N/A
         17             Financial Data Schedule [filed April 30, 1997]*


    * Denotes the document is incorporated herein by reference.

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         (a) As is described in the Statement of Additional Information ("Control Persons and Principal Holders of Securities") the Fund was initially but no longer is controlled by Louis Navellier, the sole stockholder, officer, and director of the Investment Advisor, who also serves as Trustee and in various officer positions with the Fund (as described more fully under "The Investment Advisor, Distributor, Custodian and Transfer Agent" in the Statement of Additional Information).


         (b) The Distributor Navellier Securities Corp. (incorporated under the laws of the State of Delaware) is wholly-owned by Louis G. Navellier, who is also a stockholder, director, and officer of the Investment Advisor and a Trustee and officer of the Fund.

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

    As of September 30, 1997 the Aggressive Growth Portfolio had 4,085 shareholders; the Mid Cap Growth Portfolio had 361 shareholders; and the Aggressive Small Cap Portfolio had 427 shareholders. The Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio had no shareholders on September 30, 1997, since they were organized on October 31, 1997.


ITEM 27  INDEMNIFICATION

    The Fund shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers, or trustees of another organization in which it has any interest, as a shareholder, creditor, or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee, or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such person did not engage in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct by written opinion from independent legal counsel approved by a majority of a quorum of trustees who are neither interested persons nor parties to the proceedings. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may otherwise be entitled except out of the Fund Property. A majority of a quorum of disinterested non-party Trustees may make advance payments in connection with indemnification under this section, provided that the indemnified person shall have given a written undertaking adequately secured to reimburse the Fund in the event it is subsequently determined that he is not entitled to such indemnification, or a majority of a quorum of disinterested non-party Trustees or independent counsel determine, after a review of readily available facts, that the person seeking indemnification will probably be found to be entitled to indemnification.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to the Trustees, officers, and controlling persons of the Fund pursuant to the provisions described under this Item 27, or otherwise, the Fund has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer, or controlling person of the Fund in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Fund may purchase and maintain insurance on behalf of an officer, Trustee, employee, or agent protecting such person, to the full extent permitted by applicable law, from liability incurred by such person as officer, Trustee, employee, or agent of the Fund or arising from his activities in such capacity.

    Section 9 of the Distribution Agreement between the Fund and Navellier Securities Corp., provides for indemnification of the parties thereto under certain circumstances.

    Section 4 of the Advisory Agreement between the various portfolios of the Fund and the Investment Advisor provides for indemnification of the parties thereto under certain circumstances.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    Set forth below is a description of any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Fund and each director, officer, or partner of any such investment adviser, is or has been at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee:



Name and Principal            Positions Held with Registrant                  Principal Occupations During Past
Business Address              and Its Affiliates                              Two Years
------------------            ------------------------------                  ---------------------------------

Louis Navellier One East      Trustee, President, and Treasurer of The         Mr. Navellier is and has been the CEO and President
Liberty Third Floor           Navellier Performance Funds, one of Portfolio    of Navellier & Associates Inc., an investment
Reno, NV 89501                Managers of the Aggressive Growth Portfolio,     management company since 1988; is and has been CEO
                              the Mid Cap Growth Portfolio and the             and President of Navellier Management, Inc.; one of
                              Aggressive Small Cap Portfolio.  Mr. Navellier   the Portfolio Managers for the Investment Advisor
                              is also the CEO, President, Treasurer, and       to this Fund and was one of Portfolio Managers to
                              Secretary of Navellier Management, Inc., a       The Navellier Series Fund; President and CEO of
                              Delaware Corporation which is the Investment     Navellier Securities Corp., the principal
                              Advisor to the Fund.  Mr. Navellier is also      Underwriter to this Fund and The Navellier Series
                              CEO, President, Secretary, and Treasurer of      Fund; CEO and President of Navellier Fund
                              Navellier & Associates Inc., Navellier           Management, Inc. and investment advisory company,
                              Publications, Inc., MPT Review Inc., and         since November 30, 1995; and has been publisher and
                              Navellier International Management, Inc.         editor of MPT Review from August 1987 to the
                                                                               present, and was publisher and editor of the
                                                                               predecessor investment advisory newsletter OTC
                                                                               Insight, which he began in 1980 and wrote through
                                                                               July 1987.



ITEM 29  PRINCIPAL UNDERWRITERS

    (a) The Distributor does not currently act as principal underwriter, depositor, or investment adviser for any investment company other than the Fund and The Navellier Series Fund.

    (b) The following information is provided, as of the date hereof, with respect to each director, officer, or partner of each principal underwriter named in response to Item 21:

Name and Principal      Position and Offices          Positions and Offices
Business Address        with Underwriter              with Registrant
------------------      --------------------          ---------------------

Louis Navellier         CEO, President, Director,     Trustee, President, CEO,
One East Liberty,       Treasurer, and Secretary      Treasurer
Third Floor
Reno, NV 89501


    (c) As of the date hereof, no principal underwriter who is not an affiliated person of the Fund has received any commissions or other compensation during the Fund's last fiscal year.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

    All accounts, records, and other documents required to be maintained under
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of The Navellier Performance Funds located at One East Liberty, Third Floor, Reno, Nevada 89501, and the offices of the Fund's Custodian and Transfer agent at 4922 Fairmont Avenue, Bethesda, MD 20814.

ITEM 31  MANAGEMENT SERVICES

    Other than as set forth in Part A and Part B of this Registration Statement, the Fund is not a party to any management-related service contract.

ITEM 32  UNDERTAKINGS

    The Fund hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without change.

    The Fund hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

    The Fund hereby undertakes, as to the Navellier Small Cap Value Portfolio, the Navellier Large Cap Growth Portfolio, the Navellier Large Cap Value Portfolio and the Navellier International Equity Portfolio, to file a post-effective amendment using unaudited financial statements, which need not be certified, within four (4) to six (6) months from the effective date of such portfolio's 1933 Act Registration Statement.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 6 to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Reno, and State of Nevada on the 17th day of October, 1997.


                             THE NAVELLIER PERFORMANCE FUNDS


                             By:___________________________________
                                Louis Navellier
                                President and Trustee

    The Navellier Performance Funds, and each person whose signature appears below hereby constitutes and appoints Louis Navellier as such person's true and lawful attorney-in-fact, with full power to sign for such person and in such person's name, in the capacities indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney-in-fact to any and all amendments to said Registration Statement.

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons or their attorneys-in-fact pursuant to authorization given on October 17, 1995, in the capacities and on the date indicated:


_____________________        Trustee and President
Louis Navellier(1)           (Principal Executive          October 17, 1997
                             Officer), Treasurer

________________________     Trustee
Joel Rossman                                               October 17, 1997


________________________     Trustee
Barry Sander                                               October 17, 1997


________________________     Trustee
Arnold Langsen(2)                                          October 17, 1997


________________________     Trustee and Secretary
Jacques Delacroix                                          October 17, 1997



1   These persons are interested persons affiliated with the Investment
Advisor.

2   This person, although technically not an interested person affiliated with the Investment Adviser, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.